UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

Series A Portfolio

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2018

Date of reporting period: 06/30/2017

Item 1 –	Schedule of Investments

Schedule of Investments June 30, 2017 (Unaudited)	Series A Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AIMCO CLO, Series 2015-AA, Class E, 8.98%, 1/15/28 (a)(b)	$1,000	$1,012,960
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 7/25/47 (a)(c)	269	266,630
Series 2016-B, Class A, 4.00%, 9/25/65 (a)(c)	154	153,499
Allegro CLO II Ltd.:
Series 2014-1A, Class A1R, 2.33%, 1/18/29 (a)(b)(d)	1,000	1,000,230
Series 2014-1A, Class CR, 5.01%, 1/21/27 (a)(b)(d)	250	250,025
ALM VI Ltd., Series 2012-6A, Class DR, 6.81%, 7/15/26 (a)(b)	600	601,260
ALM VII Ltd., Series 2012-7A, Class A1R, 2.64%, 10/15/28 (a)(b)	1,000	1,005,872
ALM X Ltd., Series 2013-10A, Class C, 4.46%, 1/15/25 (a)(b)	250	250,111
ALM XIV Ltd., Series 2014-14A, Class BR, 3.27%, 7/28/26 (a)(b)	1,250	1,252,115
AMMC CLO IX Ltd., Series 2011-9A, Class ER, 8.81%, 1/15/22 (a)(b)	250	250,490
AMMC CLO XIII Ltd., Series 2013-13A, Class A3L, 3.85%, 1/26/26 (a)(b)	1,000	999,979
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class BR, 3.82%, 4/28/26 (a)(b)	500	500,551
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class CR, 4.57%, 7/28/26 (a)(b)(d)	1,000	1,000,000
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class CR, 3.58%, 10/15/26 (a)(b)	1,000	1,002,186
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 5.37%, 7/28/28 (a)(b)	250	251,945
Apidos CLO XIV, Series 2013-14A, Class E, 5.56%, 4/15/25 (a)(b)	750	739,528
Apidos CLO XIX, Series 2014-19A, Class A1R, 2.36%, 10/17/26 (a)(b)	1,000	1,001,541
Apidos CLO XVIII, Series 2014-18A, Class CR, 4.40%, 7/22/26 (a)(b)	250	250,119
Apidos CLO XXI, Series 2015-21A, Class D, 6.71%, 7/18/27 (a)(b)	500	492,395
Apidos CLO XXII, Series 2015-22A, Class D, 7.16%, 10/20/27 (a)(b)(d)	500	509,450
Apidos CLO XXIII, Series 2015-23A, Class D2, 7.11%, 1/14/27 (a)(b)	500	505,548
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, 2.86%, 9/15/26 (a)(b)(d)	190	190,000
Series 2017-FL1, Class A, 2.46%, 4/15/27 (a)(b)	1,920	1,924,570
Series 2017-FL1, Class B, 3.66%, 4/15/27 (a)(b)(d)	438	437,500
Ares XXXIII CLO Ltd.:
Series 2015-1A, Class CR, 5.42%, 12/05/25 (a)(b)	250	253,665

Asset-Backed Securities	Par (000)	Value
Series 2015-1A, Class D, 7.45%, 12/05/25 (a)(b)	$500	$502,896
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, 6.37%, 7/29/26 (a)(b)	500	482,861
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.41%, 7/18/28 (a)(b)	250	255,349
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.70%, 5/25/35 (b)(d)	82	62,318
Atrium VIII, Series 8A, Class DR, 5.15%, 10/23/24 (a)(b)	325	326,597
Atrium X, Series 10A, Class E 5.52%, 7/16/25 (a)(b)	650	637,678
BA Credit Card Trust, Series 2015-A2, Class A 1.36%, 9/15/20	5,000	4,996,090
Babson CLO Ltd., Series 2016-1A, Class E, 7.70%, 4/23/27 (a)(b)	250	253,023
Ballyrock CLO LLC, Series 2014-1A, Class CR, 4.81%, 10/20/26 (a)(b)(d)	1,750	1,749,930
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, 2.29%, 10/22/25 (a)(b)	1,000	1,000,307
Battalion CLO Ltd., Series 2007-1A, Class C, 1.96%, 7/14/22 (a)(b)	250	250,051
Bayview Financial Revolving Asset Trust:
Series 2005-E, Class A1, 2.04%, 12/28/40 (a)(b)	3,891	3,429,939
Series 2005-E, Class A2A 2.15%, 12/28/40 (a)(b)	2,721	2,367,978
BCMSC Trust, Series 1999-A, Class M1, 6.79%, 3/15/29 (b)	653	559,339
Bear Stearns Asset-Backed Securities I Trust:
Series 2007-HE2, Class 1A4, 1.54%, 3/25/37 (b)	864	602,458
Series 2007-HE2, Class 23A, 1.36%, 3/25/37 (b)	170	158,970
Series 2007-HE3, Class 1A4, 1.57%, 4/25/37 (b)	330	213,071
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 2.42%, 1/25/36 (b)	411	394,937
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, 2.65%, 1/20/29 (a)(b)	500	505,086
BlueMountain CLO Ltd.:
Series 2013-2A, Class A, 2.35%, 1/22/25 (a)(b)	1,000	1,000,537
Series 2015-1A, Class D, 6.61%, 4/13/27 (a)(b)	250	249,727
Series 2015-2A, Class E, 6.51%, 7/18/27 (a)(b)	250	242,005
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, 1.50%, 12/15/20 (a)(b)	188	187,312
Series 2006-1A, Class C, 1.95%, 12/15/20 (a)(b)	250	247,423

Portfolio Abbreviations
ABS	Asset-Backed Security	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	LIBOR	London Interbank Offered Rate
AMT	Alternative Minimum Tax (subject to)	OTC	Over-the-counter
BAM	Build America Mutual Assurance Co.	RAN	Revenue Anticipation Notes
BAN	Bond Anticipation Notes	RB	Revenue Bonds
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
DAC	Designated Activity Company	S&P	Standard & Poor’s
EDA	Economic Development Authority	TBA	To-be-announced
GO	General Obligation Bonds

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	1

Schedule of Investments (continued)	Series A Portfolio

Asset-Backed Securities	Par (000)	Value
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR, 5.26%, 10/14/28 (a)(b)	$500	$502,901
Series 2012-4A, Class AR, 2.61%, 1/20/29 (a)(b)	935	945,157
Series 2013-3A, Class B, 3.81%, 7/15/25 (a)(b)	250	250,104
Series 2013-3A, Class C, 4.56%, 7/15/25 (a)(b)	250	250,731
Series 2014-1A, Class CR, 3.91%, 4/17/25 (a)(b)	500	502,037
Series 2014-3A, Class C1R, 4.44%, 7/27/26 (a)(b)	1,000	999,387
Series 2014-3A, Class D1, 6.27%, 7/27/26 (a)(b)	1,400	1,399,927
Series 2014-3A, Class D2R 6.92%, 7/17/26 (a)(b)(d)	500	507,280
Series 2014-5A, Class A1R, 2.30%, 10/16/25 (a)(b)	1,000	1,001,012
Series 2015-4A, Class D, 7.26%, 10/20/27 (a)(b)	500	502,488
Series 2015-4A, Class SBB1, 9.66%, 10/20/27 (a)	161	162,188
Series 2016-1A, Class D, 8.76%, 4/20/27 (a)(b)	250	254,932
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 1.34%, 10/25/36 (b)	342	221,152
Series 2006-FRE2, Class A3, 1.38%, 10/25/36 (a)(b)	281	203,203
Series 2006-FRE2, Class A4, 1.47%, 10/25/36 (b)	2,789	1,834,632
Series 2006-NC2, Class A3, 1.37%, 6/25/36 (b)	843	815,725
Series 2006-NC3, Class A4, 1.46%, 8/25/36 (b)	630	391,573
C-BASS Trust:
Series 2006-CB9, Class A2, 1.33%, 11/25/36 (b)	66	38,192
Series 2006-CB9, Class A4, 1.45%, 11/25/36 (b)	17	10,265
Series 2007-CB1, Class AF2, 3.77%, 1/25/37 (c)	328	163,376
Series 2007-CB5, Class A2, 1.39%, 4/25/37 (b)	67	50,061
Chase Issuance Trust, Series 2015-A5, Class A5 1.36%, 4/15/20	1,708	1,706,531
CIFC Funding Ltd.:
Series 2012-3A, Class A3R, 3.87%, 1/29/25 (a)(b)	250	250,032
Series 2014-3A, Class C1, 3.95%, 7/22/26 (a)(b)	250	249,994
Series 2014-4A, Class A1R, 2.54%, 10/17/26 (a)(b)	500	500,702
Series 2014-5A, Class CR, 3.86%, 1/17/27 (a)(b)	750	753,707
Series 2016-1A, Class E, 7.91%, 10/21/28 (a)(b)	500	505,686
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 9/01/29 (b)	2,478	1,401,387
Series 2000-4, Class A6, 8.31%, 5/01/32 (b)	2,463	1,357,868
Conseco Financial Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28 (b)	64	49,849
Series 1998-4, Class M1, 6.83%, 4/01/30 (b)	1,241	1,068,893
Series 1998-8, Class M1, 6.98%, 9/01/30 (b)	1,209	994,110

Asset-Backed Securities	Par (000)	Value
Countrywide Asset-Backed Certificates:
Series 2006-11, Class 3AV2, 1.38%, 9/25/46 (b)	$18	$17,946
Series 2007-S3, Class A3, 1.60%, 5/25/37 (b)	194	165,972
Countrywide Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 1.43%, 3/15/34 (b)	79	63,253
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.40%, 12/25/36 (c)	28	22,144
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (a)(c)	2,900	2,994,413
Series 2006-SL1, Class A3, 1.44%, 9/25/36 (a)(b)	6,898	1,307,374
Series 2007-RP1, Class A, 1.53%, 5/25/46 (a)(b)	93	76,651
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 5.84%, 7/25/27	859	1,009,972
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, 1.29%, 12/15/33 (a)(b)(d)	60	51,620
Series 2006-RES, Class 5B1B, 1.18%, 5/15/35 (a)(b)(d)	24	20,028
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 1.31%, 10/15/36 (b)	587	508,865
Discover Card Execution Note Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	4,886	4,929,313
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class AR, 2.24%, 4/18/26 (a)(b)	1,000	1,000,560
Dryden XXXVII Senior Loan Fund, Series 2015-37A, Class E, 6.56%, 4/15/27 (a)(b)	500	495,260
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60%, 7/20/22 (a)	220	220,946
First Franklin Mortgage Loan Trust:
Series 2006-FF5, Class 2A3, 1.38%, 4/25/36 (b)	70	64,144
Series 2006-FF16, Class 2A3, 1.36%, 12/25/36 (b)	756	462,218
Series 2006-FF17, Class A5, 1.37%, 12/25/36 (b)	3,637	3,034,497
Galaxy XVI CLO Ltd., Series 2013-16A, Class CR, 3.43%, 11/16/25 (a)(b)	1,500	1,488,651
Galaxy XXI CLO Ltd., Series 2015-21A, Class E2, 7.66%, 1/20/28 (a)(b)	500	497,560
GCAT LLC, Series 2017-4, Class A1, 3.23%, 5/25/22 (a)(c)	1,982	1,978,362
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1.47%, 12/25/35 (b)	35	34,046
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, 1.43%, 11/25/36 (b)	698	707,988
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class AR, 2.37%, 4/19/26 (a)(b)	1,000	999,991
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, 0.00%, 1/17/27 (a)(b)	500	500,000
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (b)	31	13,974
GSAMP Trust, Series 2006-FM2, Class A2B, 1.34%, 9/25/36 (b)	169	77,026
Highbridge Loan Management Ltd.:
Series 5X-2015, Class E, 6.52%, 1/29/26 (b)	900	889,439

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series A Portfolio

Asset-Backed Securities	Par (000)	Value
Series 7A-2015, Class E, 6.93%, 11/15/26 (a)(b)	$500	$498,836
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 3.24%, 7/25/34 (b)	39	39,477
HPS Loan Management Ltd., Series 10A-16, Class C, 4.58%, 1/20/28 (a)(b)	500	497,416
Invitation Homes Trust:
Series 2014-SFR2, Class C, 3.41%, 9/17/31 (a)(b)	500	501,535
Series 2014-SFR2, Class E, 4.62%, 9/17/31 (a)(b)	100	100,482
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)	1,758	993,276
LCM XVIII LP, Series 18A, Class B1, 3.46%, 4/20/27 (a)(b)	500	499,954
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)	2,254	1,562,604
Series 2002-A, Class C, 0.00%, 6/15/33	1,412	1,089,257
Lendmark Funding Trust:
Series 2017-1A, Class A, 2.83%, 12/22/25 (a)(b)	2,500	2,499,488
Series 2017-1A, Class B, 3.77%, 12/22/25 (a)	1,570	1,569,936
Long Beach Mortgage Loan Trust:
Series 2006-2, Class 2A3, 1.41%, 3/25/46 (b)	3,964	1,977,134
Series 2006-2, Class 2A4, 1.51%, 3/25/46 (b)	879	447,198
Series 2006-4, Class 2A4, 1.48%, 5/25/36 (b)	1,015	479,397
Series 2006-9, Class 2A3, 1.38%, 10/25/36 (b)	18	7,585
Madison Park Funding XI Ltd., Series 2013-11A, Class A1B, 2.60%, 10/23/25 (a)(b)	1,000	1,001,182
Madison Park Funding XIII Ltd., Series 2014-13A, Class E, 6.02%, 1/19/25 (a)(b)	1,000	1,001,478
Madison Park Funding XIV Ltd.:
Series 2014-14A, Class A2R, 2.28%, 7/20/26 (a)(b)	3,250	3,252,507
Series 2014-14A, Class DR, 4.41%, 7/20/26 (a)(b)	500	499,987
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, 4.62%, 1/27/26 (a)(b)	1,000	1,001,130
Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.57%, 4/27/27 (a)(b)	250	254,783
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, 1.48%, 6/25/36 (a)(b)	500	338,903
Series 2006-HE2, Class A3, 1.37%, 6/25/36 (b)	1,330	738,018
Series 2007-HE1, Class A4, 1.50%, 5/25/37 (b)	83	52,149
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1.48%, 6/25/46 (a)(b)	38	35,205
MERIT Securities Corp., Series 13, Class M2, 1.00%, 12/28/33 (c)	1,728	1,226,974
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, 1.48%, 8/25/37 (b)	2,570	727,101
Morgan Stanley IXIS Real Estate Capital Trust:
Series 2006-2, Class A2, 1.33%, 11/25/36 (b)	65	32,761

Asset-Backed Securities	Par (000)	Value
Series 2006-2, Class AFPT, 1.29%, 11/25/36 (b)	$2,276	$1,138,361
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.34%, 1/20/24 (a)(b)	500	500,488
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.25%, 5/15/40 (a)	1,086	1,098,618
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 3.45%, 1/23/24 (a)(b)	500	499,903
Series 2012-13A, Class D, 5.65%, 1/23/24 (a)(b)	500	501,135
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1.62%, 10/25/36 (a)(b)	950	847,057
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, 4.46%, 10/20/25 (a)(b)(d)	750	750,000
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class DR, 4.41%, 7/20/26 (a)(b)	1,000	999,678
Oak Hill Credit Partners XI Ltd., Series 2015-11A, Class E, 7.86%, 10/20/28 (a)(b)	500	500,817
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 1/15/19 (b)	50	38,330
Series 2002-A, Class M1, 7.76%, 3/15/32 (b)	2,263	1,945,778
Series 2002-C, Class M1, 6.89%, 11/15/32 (b)	2,510	2,084,016
OCP CLO Ltd.:
Series 2014-7A, Class A1A, 2.76%, 10/20/26 (a)(b)	470	471,262
Series 2016-12A, Class A1, 2.73%, 10/18/28 (a)(b)	1,000	1,005,885
Series 2016-12A, Class C, 5.31%, 10/18/28 (a)(b)	1,000	1,013,546
Octagon Investment Partners XVII Ltd.:
Series 2013-1A, Class A1R, 2.10%, 10/25/25 (a)(b)(d)	500	500,000
Series 2013-1A, Class A2R, 2.84%, 10/25/25 (a)(b)	250	250,152
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, 4.66%, 12/16/24 (a)(b)	250	250,557
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.78%, 11/14/26 (a)(b)	250	252,881
OFSI Fund VI Ltd., Series 2014-6A, Class A2, 3.06%, 3/20/25 (a)(b)	2,500	2,502,270
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	67	67,133
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,000	1,001,003
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	133	132,953
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)	1,000	1,003,982
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)	100	100,199
Series 2014-2A, Class D, 5.31%, 9/18/24 (a)	2,000	2,015,526
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	2,000	2,019,935
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)	3,500	3,582,759
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	2,632	2,635,296

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	3

Schedule of Investments (continued)	Series A Portfolio

Asset-Backed Securities	Par (000)	Value
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)	$2,000	$1,999,635
Series 2015-2A, Class D, 5.64%, 7/18/25 (a)	3,500	3,502,920
Series 2015-3A, Class D, 6.94%, 11/20/28 (a)	1,000	1,002,801
Series 2016-1A, Class A, 3.66%, 2/20/29 (a)	2,600	2,660,828
Series 2016-1A, Class B 4.57%, 2/20/29 (a)	3,500	3,621,397
Series 2016-2A, Class A, 4.10%, 3/20/28 (a)	3,000	3,060,295
OZLM Funding II Ltd.:
Series 2012-2A, Class A1R, 2.61%, 10/30/27 (a)(b)	1,000	1,002,826
Series 2012-2A, Class DR, 8.47%, 10/30/27 (a)(b)(d)	500	506,400
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.15%, 1/22/29 (a)(b)	500	506,062
OZLM Funding V Ltd., Series 2013-5A, Class BR, 3.51%, 1/17/26 (a)(b)(d)	1,500	1,500,225
OZLM IX Ltd., Series 2014-9A, Class CR, 4.71%, 1/20/27 (a)(b)	1,500	1,501,744
OZLM VI Ltd., Series 2014-6A, Class BR, 3.86%, 4/17/26 (a)(b)	250	250,105
OZLM VII Ltd., Series 2014-7A, Class B1R, 3.41%, 7/17/26 (a)(b)	750	750,994
OZLM VIII Ltd., Series 2014-8A, Class BR, 4.16%, 10/17/26 (a)(b)(d)	500	500,000
OZLM XIV Ltd., Series 2015-14A, Class D, 7.51%, 1/15/29 (a)(b)	500	500,188
OZLM XV Ltd., Series 2016-15A, Class A1, 2.41%, 1/20/29 (a)(b)	500	501,614
Palmer Square CLO Ltd.:
Series 2013-1A, Class A2R, 2.68%, 5/15/25 (a)(b)	1,000	1,000,015
Series 2013-2A, Class BR, 3.41%, 10/17/27 (a)(b)(d)	1,000	1,000,600
Series 2014-1A, Class CR, 5.16%, 1/17/27 (a)(b)	400	402,676
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class D, 8.19%, 8/23/28 (a)(b)	500	499,368
PFS Financing Corp., Series 2017-AA, Class B, 2.11%, 3/15/21 (a)(b)	3,000	3,002,569
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (a)(c)(d)	813	813,455
Pretium Mortgage Credit Partners I LLC:
Series 2016-NPL6, Class A1, 3.50%, 10/27/31 (a)(c)	327	327,306
Series 2017-NPL2, Class A1, 3.25%, 3/28/57 (a)(c)	2,471	2,475,089
Series 2017-NPL3, Class A1, 3.25%, 6/29/32 (a)(c)	1,500	1,500,000
Progress Residential Trust:
Series 2016-SFR1, Class E, 5.06%, 9/17/33 (a)(b)	150	156,544
Series 2016-SFR2, Class A, 2.57%, 1/17/34 (a)(b)	500	507,579
Series 2016-SFR2, Class E, 4.72%, 1/17/34 (a)(b)	200	208,471
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.67%, 4/15/27 (a)(b)	250	250,325
Regatta V Funding Ltd., Series 2014-1A, Class BR, 3.46%, 10/25/26 (a)(b)	250	250,508
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, 2.74%, 4/15/29 (a)(b)(d)	1,500	1,499,850

Asset-Backed Securities	Par (000)		Value
Series 2017-1A, Class E, 6.77%, 4/15/29 (a)(b)(d)	$1,000		$923,400
Santander Drive Auto Receivables Trust, Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)(d)	—	(e)	718,750
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.52%, 7/17/26 (a)(b)	250		250,006
Shackleton CLO Ltd., Series 2014-5A, Class AR, 2.32%, 5/07/26 (a)(b)(d)	1,000		1,000,000
SLM Private Credit Student Loan Trust:
Series 2005-B, Class B, 1.65%, 6/15/39 (b)	3,322		3,147,324
Series 2006-A, Class A4, 1.44%, 12/15/23 (b)	93		92,801
Series 2007-A, Class A2, 1.37%, 9/15/25 (b)	4		3,775
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 5/16/44 (a)	2,500		2,515,918
SMB Private Education Loan Trust:
Series 2015-C, Class B, 3.50%, 9/15/43 (a)	1,995		1,964,096
Series 2015-C, Class C, 4.50%, 9/17/46 (a)	1,000		1,010,567
Sound Point CLO IV Ltd.:
Series 2013-3A, Class CR, 3.41%, 1/21/26 (a)(b)(d)	1,000		1,000,000
Series 2013-3A, Class DR, 4.56%, 1/21/26 (a)(b)(d)	500		500,000
Sound Point CLO V Ltd., Series 2014-1A, Class E, 5.41%, 4/18/26 (a)(b)	1,000		970,870
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, 2.45%, 1/23/27 (a)(b)(d)	250		250,075
Sound Point CLO X Ltd., Series 2015-3A, Class E, 7.91%, 1/20/28 (a)(b)	750		753,146
Sound Point CLO XI Ltd.:
Series 2016-1A, Class A, 2.81%, 7/20/28 (a)(b)	250		252,607
Series 2016-1A, Class E, 8.11%, 7/20/28 (a)(b)	500		506,063
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.82%, 10/20/28 (a)(b)	250		252,764
Sound Point CLO XV Ltd., Series 2017-1A, Class A, 2.50%, 1/23/29 (a)(b)	1,500		1,505,122
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 2.01%, 1/25/35 (b)	466		442,064
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)	2,143		2,155,356
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	2,000		2,018,089
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)	250		252,090
Series 2015-AA, Class D, 6.31%, 11/15/24 (a)	1,000		1,018,012
Series 2016-AA, Class B, 3.80%, 11/15/29 (a)	3,500		3,553,001
Stanwich Mortgage Loan Co. LLC:
Series 2016-NPL2, Class NOTE, 3.72%, 8/16/46 (a)(c)(d)	1,048		1,046,929
Series 2017-NPB1, Class A1, 3.60%, 5/17/22 (a)(c)(d)	2,000		2,000,000
Symphony CLO XII Ltd., Series 2013-12A, Class AR, 2.19%, 10/15/25 (a)(b)	750		749,419
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.61%, 7/15/28 (a)(b)	750		746,048
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 4.56%, 10/20/26 (a)(b)(d)	1,000		992,000

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series A Portfolio

Asset-Backed Securities	Par (000)	Value
THL Credit Wind River CLO Ltd.:
Series 2013-2A, Class A1, 2.61%, 1/18/26 (a)(b)	$250	$250,059
Series 2013-2A, Class B1, 3.01%, 1/18/26 (a)(b)	1,000	1,000,542
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (a)(c)	88	87,736
Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(c)	301	299,742
Series 2016-3II, Class A, 3.60%, 10/27/36 (a)(c)	840	843,274
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (a)(c)	88	88,169
Series 2016-2III, Class A, 3.47%, 8/27/36 (a)(c)	794	789,881
Series 2016-3III, Class A, 3.60%, 10/27/36 (a)(c)	1,859	1,850,996
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(c)	618	619,637
Series 2016-2IV, Class A, 3.47%, 8/27/36 (a)(c)	485	482,311
Series 2016-3IV, Class A, 3.60%, 10/27/36 (a)(c)	917	921,603
Venture XVII CLO Ltd.:
Series 2014-17A, Class B1, 3.26%, 7/15/26 (a)(b)	250	250,003
Series 2014-17A, Class B2R, 0.00%, 7/15/26 (a)(b)	250	250,000
Venture XXII CLO Ltd., Series 2015-22A, Class E, 7.91%, 1/15/28 (a)(b)	500	500,766
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.29%, 1/20/29 (a)(b)	500	500,700
Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.66%, 7/20/28 (a)(b)	1,000	1,009,507
Vibrant CLO V Ltd., Series 2016-5A, Class A, 2.71%, 1/20/29 (a)(b)	500	502,062
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.25%, 5/25/47 (a)(c)	2,431	2,433,534
VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 4/25/59 (a)(c)	2,500	2,497,768
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.13%, 6/25/47 (a)(c)(d)	1,500	1,500,000
Voya CLO Ltd.:
Series 2012-3A, Class BR, 3.11%, 10/15/22 (a)(b)	250	250,304
Series 2014-3A, Class A1, 2.58%, 7/25/26 (a)(b)	1,000	1,001,357
Washington Mutual Asset-Backed Certificates:
Series 2006-HE4, Class 2A2, 1.40%, 9/25/36 (b)	301	142,514
Series 2006-HE5, Class 1A, 1.37%, 10/25/36 (b)	125	102,543
Wellfleet CLO Ltd., Series 2017-1A, Class A1, 2.43%, 4/20/29 (a)(b)(d)	1,500	1,500,525
Wheels SPV 2 LLC, Series 2016-1A, Class A3, 1.87%, 5/20/25 (a)	3,500	3,480,923
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22	460	470,689
York CLO 1 Ltd.:
Series 2014-1A, Class CR, 3.50%, 1/22/27 (a)(b)(d)	700	700,028
Series 2014-1A, Class DR, 4.55%, 1/22/27 (a)(b)	1,500	1,486,564
Total Asset-Backed Securities — 59.2%		228,557,037

Corporate Bonds	Par (000)	Value
Banks — 0.0%
Washington Mutual Bank:
0.00% (f)(g)(h)	$500	$111,562
0.00% (f)(g)(h)	250	55,781
Total Corporate Bonds — 0.0%		167,343

Floating Rate Loan Interests (b)
Capital Markets — 1.2%
LSTAR Securities Financing Vehicle:
Term Loan, 3.56%, 5/10/25 (d)	1,825	1,809,051
Term Loan, 2.00%, 6/16/25	3,000	2,970,600

		4,779,651
Equity Real Estate Investment Trusts (REITs) — 0.3%
JAX MEZZ LLC, Mezzanine Loan, 6.34%, 10/04/21 (d)	1,000	993,500
Total Floating Rate Loan Interests — 1.5%		5,773,151

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.3%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)	369	361,766
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(c)	389	391,924
American Home Mortgage Assets Trust:
Series 2006-4, Class 1A12, 1.43%, 10/25/46 (b)	181	134,707
Series 2006-5, Class A1, 1.65%, 11/25/46 (b)	1,289	682,352
Series 2007-1, Class A1, 1.43%, 2/25/47 (b)	50	32,651
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (a)(c)	113	113,533
APS Resecuritization Trust:
Series 2016-3, Class 3A, 3.84%, 9/27/46 (a)(b)(d)	703	709,785
Series 2016-3, Class 4A, 3.59%, 4/27/47 (a)(b)(d)	203	205,354
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 5/01/33 (a)(b)(d)	482	488,889
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.31%, 9/25/47 (b)	249	178,729
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (c)	290	258,979

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	5

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 1.19%, 3/25/37 (b)	$572	$484,351
Series 2007-AR4, Class 2A1, 1.23%, 6/25/37 (b)	51	43,880
CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, 2.62%, 8/25/35 (b)	2,072	1,813,254
Countrywide Alternative Loan Trust:
Series 2005-51, Class 3A3A, 1.53%, 11/20/35 (b)	1,121	1,012,239
Series 2005-72, Class A3, 1.52%, 1/25/36 (b)	835	737,373
Series 2005-76, Class 2A1, 1.73%, 2/25/36 (b)	1,038	935,307
Series 2006-OC7, Class 2A3, 1.27%, 7/25/46 (b)	2,434	1,807,883
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37	329	241,258
Series 2007-OA2, Class 1A1, 1.57%, 3/25/47 (b)	469	361,848
Credit Suisse Commercial Mortgage Trust, Series 2014-9R, Class 9A1, 1.11%, 8/27/36 (a)(b)(d)	215	168,711
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (a)(d)	155	156,910
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 7/25/36 (b)	45	37,401
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.73%, 3/25/36 (b)	40	35,554
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, 1.57%, 3/25/35 (a)(b)	116	102,116
Series 2006-RP1, Class 1AF1, 1.37%, 1/25/36 (a)(b)	88	75,111
Lehman XS Trust, Series 2007-20N, Class A1, 2.37%, 12/25/37 (b)	79	75,469
LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, 3.05%, 12/01/21 (a)(b)	959	955,404
LSTAR Securities Investment Ltd.:
Series 2016-3, Class A, 3.05%, 9/01/21 (a)(b)	1,921	1,905,881
Series 2017-1, Class A, 3.23%, 1/01/22 (a)(b)	914	911,433
Series 2017-2, Class A1, 3.05%, 2/01/22 (a)(b)(d)	2,319	2,320,827
Series 2017-3, Class A1, 3.05%, 4/01/19 (a)(b)(d)	969	963,328
LSTAR Securities Investment Trust, Series 2016-5, Class A1, 3.05%, 11/01/21 (a)(b)(d)	710	714,457
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.45%, 5/25/36 (a)(b)	2,163	1,988,047
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.33%, 4/16/36 (a)(b)	474	402,220
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.51%, 11/26/35 (a)(b)	100	90,776
RALI Trust, Series 2006-QO6, Class A2, 1.45%, 6/25/46 (b)	5,221	2,330,680

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, 1.56%, 6/25/35 (a)(b)	$221	$203,701
Series 2005-R3, Class AF, 1.62%, 9/25/35 (a)(b)	1,552	1,362,510
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, 1.43%, 5/25/46 (b)	74	57,515
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 1.57%, 6/25/35 (a)(b)	1,683	1,453,682
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (a)	82	70,959
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, 1.54%, 4/25/37 (b)	561	527,791
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (c)	252	211,337

		28,117,882
Commercial Mortgage-Backed Securities — 22.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 6/05/37 (a)(b)	1,910	1,791,632
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 1/14/29 (a)	500	559,415
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)	18	18,231
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class F, 4.49%, 9/15/26 (a)(b)	769	767,343
Series 2015-200P, Class F, 3.72%, 4/14/33 (a)(b)	394	369,801
Series 2015-ASHF, Class D, 4.16%, 1/15/28 (a)(b)	1,500	1,507,537
Series 2016-ISQ, Class E, 3.73%, 8/14/34 (a)(b)(d)	300	274,500
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)	495	507,042
Bayview Commercial Asset Trust:
Series 2006-1A, Class A2, 1.58%, 4/25/36 (a)(b)	43	39,028
Series 2007-2A, Class A1, 1.29%, 7/25/37 (a)(b)	85	79,869
Series 2007-4A, Class A1, 1.67%, 9/25/37 (a)(b)	1,512	1,324,976
Series 2007-5A, Class A3, 2.22%, 10/25/37 (a)(b)	2,078	2,007,962
Series 2007-6A, Class A4A, 2.72%, 12/25/37 (a)(b)	4,500	3,027,179
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class B, 5.79%, 12/11/40 (b)	876	934,661
Series 2007-PW17, Class AMFL, 1.68%, 6/11/50 (a)(b)	500	500,034
Series 2007-PW18, Class AM, 6.08%, 6/11/50 (b)	25	25,283
BWAY Mortgage Trust:
Series 2013-1515, Class C, 3.45%, 3/10/33 (a)	250	249,257

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-1515, Class D, 3.63%, 3/10/33 (a)	$100	$99,108
Series 2013-1515, Class F, 4.06%, 3/10/33 (a)(b)	810	788,145
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL1, 4.01%, 5/15/29 (a)(b)	1,000	1,002,508
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/39 (a)(d)	1,000	1,029,920
Series 2017-GM, Class D, 3.42%, 6/13/39 (a)(b)(d)	1,000	969,020
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 4/10/29 (a)(b)	190	192,994
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class DPA, 4.13%, 12/15/27 (a)(b)	889	892,520
Series 2014-BXCH, Class EPA, 5.38%, 12/15/27 (a)(b)	889	892,521
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.28%, 4/15/44 (a)(b)	1,000	1,075,256
Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)	170	124,658
Series 2016-C4, Class C, 5.04%, 5/10/58 (b)	130	134,694
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class F, 3.91%, 4/10/28 (a)(b)	1,000	984,782
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class AFX, 2.76%, 2/10/33 (a)	1,848	1,851,388
Chicago Skyscraper Trust:
Series 2017-SKY, Class D, 3.66%, 2/15/30 (a)(b)	990	1,002,392
Series 2017-SKY, Class F, 5.26%, 2/15/30 (a)(b)	1,000	1,012,517
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.63%, 5/10/35 (a)(b)	100	101,324
Series 2013-375P, Class D, 3.63%, 5/10/35 (a)(b)	100	99,700
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)	100	97,194
Series 2014-GC21, Class C, 4.78%, 5/10/47 (b)	1,000	1,024,377
Series 2015-GC27, Class C, 4.58%, 2/10/48 (b)	1,000	945,484
Series 2015-SHP2, Class A, 2.44%, 7/15/27 (a)(b)	400	400,371
Series 2015-SHP2, Class F, 6.36%, 7/15/27 (a)(b)	750	752,111
Series 2015-SSHP, Class A, 2.31%, 9/15/27 (a)(b)	300	300,089
Series 2015-SSHP, Class D, 4.04%, 9/15/27 (a)(b)	100	100,281
Series 2016-C1, Class C, 5.12%, 5/10/49 (b)	10	10,131
Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)	1,300	908,912
Series 2016-P3, Class D, 2.80%, 4/15/49 (a)(b)	539	406,045
Series 2016-SMPL, Class E, 4.51%, 9/10/31 (a)	510	510,860

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	$1,318	$1,342,415
Series 2007-CD5, Class AJ, 6.51%, 11/15/44 (b)	850	856,241
CLNS Trust, Series 2017-IKPR, Class E, 4.50%, 6/11/32 (a)(b)	790	792,951
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.83%, 6/10/44 (a)(b)	566	586,593
Series 2007-C9, Class AJFL, 1.68%, 12/10/49 (a)(b)	534	533,296
Series 2013-WWP, Class D, 3.90%, 3/10/31 (a)	110	110,937
Series 2014-PAT, Class E, 4.14%, 8/13/27 (a)(b)	1,100	1,104,469
Series 2014-PAT, Class F, 3.43%, 8/13/27 (a)(b)	1,000	979,033
Series 2014-TCW, Class D, 3.38%, 2/13/32 (a)(b)	750	752,336
Series 2014-TWC, Class E, 4.38%, 2/13/32 (a)(b)	100	100,540
Series 2015-3BP, Class F, 3.35%, 2/10/35 (a)(b)	100	90,297
Series 2015-CR23, Class CMC, 3.81%, 5/10/48 (a)(b)	1,000	993,891
Series 2015-CR23, Class CMD, 3.81%, 5/10/48 (a)(b)	1,750	1,712,502
Series 2015-CR23, Class D, 4.40%, 5/10/48 (b)	500	409,306
Series 2015-CR23, Class E, 3.23%, 5/10/48 (a)	160	95,876
Series 2015-CR25, Class D, 3.95%, 8/10/48 (b)	750	597,077
Series 2015-LC19, Class C, 4.40%, 2/10/48 (b)	2,000	2,018,061
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)	100	80,534
Series 2016-667M, Class D, 3.28%, 10/10/36 (a)(b)	500	452,447
Core Industrial Trust:
Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(b)	100	101,553
Series 2015-TEXW, Class E, 3.98%, 2/10/34 (a)(b)	279	276,246
Series 2015-TEXW, Class F, 3.98%, 2/10/34 (a)(b)	1,000	963,087
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.56%, 11/15/33 (a)(b)	420	423,156
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.48%, 11/12/43 (a)(b)	3	2,608
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 5.23%, 10/15/39 (a)(b)	500	516,762
Credit Suisse Mortgage Capital Certificates:
Series 2014-TIKI, Class D, 3.41%, 9/15/38 (a)(b)	1,500	1,490,645
Series 2016-MFF, Class A, 2.76%, 11/15/33 (a)(b)	240	240,748
Series 2017-1, Class A, 4.50%, 3/25/21 (a)	1,101	1,101,452

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	7

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-CHOP, Class E, 4.30%, 7/15/32 (a)(b)(d)	$1,448	$1,448,000
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.91%, 1/15/49 (b)	10	10,405
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (a)(b)	220	176,924
FREMF Mortgage Trust, Series 2017-K64, Class B, 4.12%, 3/25/27 (a)(b)	3,000	3,019,722
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.49%, 12/15/34 (a)(b)	1,500	1,495,555
Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (a)(b)	1,100	1,087,867
GP Portfolio Trust, Series 2014-GPP, Class E, 5.09%, 2/15/27 (a)(b)	125	121,834
Great Wolf Trust, Series 2015-WOLF, Class D, 4.66%, 5/15/34 (a)(b)	611	617,478
GS Mortgage Securities Corp. II, Series 2013-KING, Class D, 3.55%, 12/10/27 (a)(b)	1,000	1,007,382
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.80%, 6/10/47 (a)(b)	1,110	939,980
Series 2015-GC32, Class C, 4.56%, 7/10/25 (b)	1,000	992,220
Series 2015-GC32, Class D, 3.35%, 7/10/48	1,500	1,188,572
Series 2016-RENT, Class C, 4.20%, 2/10/29 (a)(b)	100	103,642
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48 (a)(b)	1,190	1,123,824
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-CBM, Class E, 5.01%, 10/15/29 (a)(b)	1,250	1,253,890
Series 2014-PHH, Class B, 2.59%, 8/15/27 (a)(b)	210	210,004
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)	600	596,010
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)	250	253,218
Series 2016-WPT, Class A, 2.61%, 10/15/33 (a)(b)	150	150,562
Series 2017-JP5, Class D, 4.80%, 3/15/50 (a)(b)	1,240	1,206,354
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.83%, 3/18/51 (a)(b)	94	94,264
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.47%, 3/25/37 (a)(b)	490	455,160
Lone Star Portfolio Trust:
Series 2015-LSP, Class B, 3.76%, 9/15/28 (a)(b)	589	590,916
Series 2015-LSP, Class B, 8.06%, 9/15/28 (a)(b)	768	785,294
Series 2015-LSP, Class D, 5.16%, 9/15/28 (a)(b)	85	86,805
Series 2015-LSP, Class E, 6.76%, 9/15/28 (a)(b)	1,067	1,087,054
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.53%, 9/12/42 (a)(b)	1,000	1,085,884

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.27%, 7/15/50 (a)(b)	$2,000	$1,700,575
Series 2015-C25, Class D, 3.07%, 10/15/48	830	665,440
Series 2015-C26, Class C 4.56%, 10/15/48 (b)	1,000	1,018,513
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)	1,280	1,003,801
Series 2017-C33, Class C, 4.56%, 5/15/50 (b)	910	943,361
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class F, 3.56%, 7/13/29 (a)(b)	100	98,853
Series 2014-CPT, Class G, 3.56%, 7/13/29 (a)(b)	100	98,051
Series 2017-H1, Class D, 2.55%, 6/15/50 (a)	1,010	766,388
Series 2017-PRME, Class D, 4.56%, 2/15/34 (a)(b)	840	841,878
Olympic Tower Mortgage Trust:
Series 2017-OT, Class D, 4.08%, 5/10/39 (a)(b)	930	930,351
Series 2017-OT, Class E, 4.08%, 5/10/39 (a)(b)	1,340	1,278,884
Series 2017-OT, Class XA, 0.51%, 5/10/39 (a)(b)(d)	28,100	974,719
RAIT Trust, Series 2017-FL7, Class C, 3.65%, 6/15/37 (a)(b)	880	880,000
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, 3.09%, 7/15/34 (a)(b)(d)	590	590,000
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 3.65%, 6/25/45 (a)(b)(d)	99	99,238
VNDO Trust, Series 2016-350P, Class E, 4.03%, 1/10/35 (a)(b)	500	469,475
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)	120	120,415
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	198	198,270
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)	1,000	747,684
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)	500	348,004
Series 2015-NXS4, Class D, 3.75%, 12/15/48 (b)	2,000	1,774,353
Series 2016-C34, Class C, 5.20%, 6/15/49 (b)	130	135,197
Series 2016-C37, Class C, 4.64%, 12/15/49 (b)	500	506,728
Series 2016-NXS5, Class D, 5.04%, 1/15/59 (b)	750	728,906

		88,526,015
Interest Only Commercial Mortgage-Backed Securities — 3.8%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.32%, 11/15/48 (a)(b)	12,728	645,412
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 1.06%, 9/15/48 (b)	980	54,829

8	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series A Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-BNK3, Class XD, 1.44%, 2/15/50 (a)(b)	$10,000	$937,800
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XB, 0.30%, 8/10/35 (a)(b)	12,500	229,375
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.92%, 5/10/58 (b)	372	42,251
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class XE, 1.38%, 10/10/47 (a)(b)	1,000	69,463
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.20%, 2/10/50 (b)	11,781	914,021
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 1.13%, 5/10/48 (b)	7,520	387,033
Series 2015-CR23, Class XD, 1.16%, 5/10/48 (a)(b)	13,697	976,322
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.20%, 11/15/48 (b)	2,205	131,906
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 6/10/50 (a)(b)(d)	11,214	858,572
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.17%, 4/10/47 (b)	871	45,792
Series 2016-GS3, Class XA, 1.40%, 10/10/49 (b)	5,957	514,545
Series 2017-GS5, Class XA, 0.97%, 3/10/50 (b)	2,710	178,266
Hospitality Mortgage Trust, Series 2017-HIT, Class XCP, 1.25%, 5/08/30 (a)(b)(d)	98,914	1,661,755
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)(d)	8,570	434,499
Series 2017-C5, Class XB, 0.47%, 3/15/50 (b)	30,000	876,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)	17,400	764,904
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 3/10/50 (a)(b)	13,990	789,343
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.34%, 12/15/47 (a)(b)(d)	220	13,962
Series 2015-C25, Class XA, 1.29%, 10/15/48 (b)	3,269	226,341
Series 2015-C26, Class XA, 1.26%, 10/15/48 (b)	623	42,284
Series 2016-C29, Class XA, 1.81%, 5/15/49 (b)	2,379	250,829
Series 2016-C29, Class XB, 1.12%, 5/15/49 (b)	1,020	76,598
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, 2.20%, 6/15/50 (a)(b)	8,625	1,387,590
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 2/10/32 (a)(b)	110,000	693,000
Series 2017-1MKT, Class XNCP, 0.00%, 2/10/32 (a)(b)	22,000	—
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class XA, 1.33%, 9/15/57 (b)	6,675	392,285

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-BNK1, Class XD, 1.41%, 8/15/49 (a)(b)	$1,000	$88,880
Series 2016-C33, Class XA, 1.97%, 3/15/59 (b)	4,452	482,866
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.30%, 8/15/47 (b)	10,692	600,193

		14,767,216
Total Non-Agency Mortgage-Backed Securities — 34.0%		131,411,113

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 4.3%
Fannie Mae:
Series 2016-C02, Class 1M2, 7.02%, 9/25/28 (b)	50	58,513
Series 2016-C04, Class 1M2, 5.27%, 1/25/29 (b)	540	595,804
Series 2016-C06, Class 1M2, 5.27%, 4/25/29 (b)	68	75,499
Series 2016-C07, Class 2M2, 5.37%, 4/25/29 (b)	138	151,418
Series 2017-C01, Class 1B1, 6.77%, 7/25/29 (b)	775	880,743
Series 2017-C01, Class 1M2, 4.57%, 7/25/29 (b)	2,000	2,112,098
Series 2017-C02, Class 2M2, 4.67%, 9/25/29 (b)	1,000	1,061,043
Series 2017-C03, Class 1M2, 4.02%, 10/25/29 (b)	1,000	1,026,946
Series 2017-C04, Class 2M2, 3.89%, 11/25/29 (b)	2,500	2,535,139
Freddie Mac:
Series 2016-DNA4, Class M3, 4.82%, 3/25/29 (b)	2,000	2,165,703
Series 2016-HQA3, Class M3, 4.87%, 3/25/29 (b)	1,000	1,082,271
Series 2017-DNA1, Class B1, 6.17%, 7/25/29 (b)	1,000	1,077,798
Series 2017-DNA1, Class M2, 4.27%, 7/25/29 (b)	1,500	1,564,735
Series 2017-HQA1, Class M2, 4.77%, 8/25/29 (b)	1,000	1,057,089
Series 2017-HQA2, Class M2, 3.81%, 12/25/29 (b)	1,000	1,001,872

		16,446,671
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac, Series KPLB, Class A, 2.77%, 5/25/25	380	381,903

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	9

Schedule of Investments (continued)	Series A Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae, Series 2016-M4, Class X2, 2.80%, 1/25/39 (b)	$9,080	$1,089,643
Freddie Mac:
Series K721, Class X1, 0.46%, 8/25/22 (b)	12,919	191,361
Series KW01, Class X1, 1.12%, 1/25/26 (b)	1,183	75,886
Series K056, Class X1, 1.40%, 5/25/26 (b)	486	43,803
Ginnie Mae:
Series 2014-112, Class IO, 1.18%, 1/16/48 (b)	9,149	523,742
Series 2014-172, Class IO, 0.84%, 1/16/49 (b)	967	47,770
Series 2016-87, Class IO, 1.01%, 8/16/58 (b)	473	35,968
Series 2016-113, Class IO, 1.19%, 2/16/58 (b)	703	62,205
Series 2016-152, Class IO, 0.98%, 8/15/58 (b)	1,426	116,337

		2,186,715

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26	$110	$107,960
2.69%, 4/01/25	120	120,557

		228,517
Total U.S. Government Sponsored Agency Securities — 5.0%		19,243,806
Total Long-Term Investments (Cost — $383,406,707) — 99.7%		385,152,450

Short-Term Securities	Shares	Value
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.76% (i)	2,892,781	2,892,781
Total Short-Term Securities (Cost — $2,892,781) — 0.8%		2,892,781
Total Investments (Cost — $386,299,488*) — 100.5%		388,045,231
Liabilities in Excess of Other Assets — (0.5)%		(1,899,031)

Net Assets — 100.0%		$386,146,200

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$386,272,233

Gross unrealized appreciation	$4,274,025
Gross unrealized depreciation	(2,501,027)

Net unrealized appreciation	$1,772,998

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Amount is less than $500.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	Perpetual security with no stated maturity date.

(i)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	$598	$ (1,036)	$ 196	$(1,232)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	$528	(915)	(393)	(522)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	$369	(638)	73	(711)
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	$40	4,648	2,610	2,038
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	$40	4,648	2,610	2,038
		Morgan Stanley & Co.
CMBX.NA.6.BBB-	3.00%	International PLC	5/11/63	$40	4,647	2,398	2,249
Total					$11,354	$7,494	$ 3,860

10	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series A Portfolio

OTC Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Received	Unrealized Appreciation (Depreciation)
CMBX.NA.8.A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	$ 120	$ (6,019)	$ (11,695)	$ 5,676
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	$ 500	(18,450)	(24,934)	6,484
CMBX.NA.9.A	2.00%	Goldman Sachs International	9/17/58	Not Rated	$5,000	(184,500)	(266,469)	81,969
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	$ 500	(18,450)	(27,220)	8,770
CMBX.NA.9.BBB-	3.00%	Deutsche Bank AG	9/17/58	Not Rated	$5,000	(587,709)	(652,046)	64,337
CMBX.NA.10.BBB-	3.00%	Deutsche Bank AG	11/17/59	BBB-	$1,000	(107,505)	(90,926)	(16,579)
CMBX.NA.10.BBB-	3.00%	Deutsche Bank AG	11/17/59	BBB-	$ 500	(53,753)	(54,840)	1,087
CMBX.NA.6.BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	$ 40	(4,648)	(3,256)	(1,392)
Total						$(981,034)	$(1,131,386)	$150,352

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$203,576,419	$24,980,618	$228,557,037
Corporate Bonds[1]	—	167,343	—	167,343
Floating Rate Loan Interests[1]	—	2,970,600	2,802,551	5,773,151
Non-Agency Mortgage-Backed Securities	—	117,328,667	14,082,446	131,411,113
U.S. Government Sponsored Agency Securities	—	19,243,806	—	19,243,806
Short-Term Securities	$2,892,781	—	—	2,892,781

Total	$2,892,781	$343,286,835	$41,865,615	$388,045,231

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	11

Schedule of Investments (concluded)	Series A Portfolio

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$174,648	—	$174,648
Liabilities:
Credit contracts	—	(20,436)	—	(20,436)
Total	—	$154,212	—	$154,212

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of March 31, 2017	$16,802,196	$ 993,500	$ 7,641,500	$ 1,001,600	$26,438,796
Transfers into Level 3[1]	5,504,739	—	—	—	5,504,739
Transfers out of Level 3[2]	(7,122,283)	—	(1,170,241)	(1,001,600)	(9,294,124)
Accrued discounts/premiums	157	38	650	—	845
Net realized gain (loss)	(2,305)	—	11,776	—	9,471
Net change in unrealized appreciation (depreciation)[3]	133,126	(38)	(22,671)	—	110,417
Purchases	11,126,700	1,809,051	8,530,303	—	21,466,054
Sales	(1,461,712)	—	(908,871)	—	(2,370,583)

Closing Balance, as of June 30, 2017	$24,980,618	$2,802,551	$14,082,446	—	$41,865,615

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[3]	$ 154,396	$ (38)	$ (22,671)	—	$ 131,687

[1]

As of March 31, 2017, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of March 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Banks — 2.8%
HSBC Holdings PLC, 6.00% (a)(b)	$520	$537,680
JPMorgan Chase & Co.:
6.00% (a)(b)	1,775	1,911,444
6.10% (a)(b)	600	651,000
6.75% (a)(b)	2,250	2,556,562
7.90% (a)(b)	500	519,750
U.S. Bancorp, 5.30% (a)(b)	2,050	2,183,250
Wells Fargo & Co.:
5.88% (a)(b)	2,300	2,534,531
7.98% (a)(b)	817	848,659

		11,742,876
Capital Markets — 0.3%
State Street Corp.:
5.25% (a)(b)	315	332,325
2.25%, 6/15/37 (a)	1,075	989,672

		1,321,997
Industrial Conglomerates — 0.1%
General Electric Co., 5.00% (a)(b)	598	634,717
Insurance — 0.8%
Allstate Corp., 5.75%, 8/15/53 (a)	835	914,325
MetLife Capital Trust IV, 7.88%, 12/15/67 (c)	420	567,042
MetLife, Inc., 5.25% (a)(b)	900	934,398
New York Life Insurance Co., 6.75%, 11/15/39 (c)	600	842,776

		3,258,541
Media — 0.6%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)	2,200	2,338,292
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, 4.88%, 8/01/66 (a)	1,115	1,119,181
TransCanada Trust:
5.63%, 5/20/75 (a)	359	379,215
5.88%, 8/15/76 (a)	325	352,690

		1,851,086
Total Capital Trusts — 5.0%		21,147,509

Corporate Bonds
Aerospace & Defense — 1.1%
Lockheed Martin Corp.:
3.10%, 1/15/23	95	97,194
3.55%, 1/15/26	145	150,250
4.07%, 12/15/42	575	587,724
4.70%, 5/15/46	110	123,601
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,327,052
Rockwell Collins, Inc.:
1.95%, 7/15/19	180	180,264
3.20%, 3/15/24	550	557,509
3.50%, 3/15/27	520	527,299
4.35%, 4/15/47	240	250,996
United Technologies Corp.:
6.05%, 6/01/36	450	579,554
4.50%, 6/01/42	340	371,264

		4,752,707
Air Freight & Logistics — 0.3%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	68	67,814

Corporate Bonds	Par (000)	Value
Air Freight & Logistics (continued)
FedEx Corp.:
3.25%, 4/01/26	$120	$121,031
4.10%, 2/01/45	475	466,000
4.40%, 1/15/47	597	614,046

		1,268,891
Airlines — 0.6%
American Airlines Pass-Through Trust:
4.38%, 4/01/24	117	119,350
3.65%, 8/15/30	800	824,000
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/23 (c)	695	723,173
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	745	774,938
Virgin Australia Trust, 5.00%, 4/23/25 (c)	174	181,703

		2,623,164
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19	501	506,010
Automobiles — 0.9%
BMW U.S. Capital LLC:
1.50%, 4/11/19 (c)	450	448,224
2.00%, 4/11/21 (c)	540	535,135
General Motors Co., 5.20%, 4/01/45	500	490,549
Volkswagen Group of America Finance LLC:
1.60%, 11/20/17 (c)	1,050	1,049,244
1.65%, 5/22/18 (c)	1,075	1,073,933

		3,597,085
Banks — 14.2%
Bank of America Corp.:
5.75%, 12/01/17	1,755	1,784,700
2.63%, 4/19/21	1,115	1,119,942
5.70%, 1/24/22	2,125	2,401,173
3.30%, 1/11/23	569	580,208
4.20%, 8/26/24	1,610	1,671,347
4.00%, 1/22/25	605	615,536
3.95%, 4/21/25	1,490	1,509,729
4.45%, 3/03/26	2,305	2,398,915
Barclays Bank PLC, 5.14%, 10/14/20	300	321,086
Barclays PLC:
2.75%, 11/08/19	805	812,251
3.25%, 1/12/21	900	915,271
3.20%, 8/10/21	825	836,858
5.20%, 5/12/26	975	1,025,605
4.84%, 5/09/28	820	838,278
BNP Paribas SA, 3.80%, 1/10/24 (c)	880	916,451
Citigroup, Inc.:
1.85%, 11/24/17	1,400	1,402,202
1.70%, 4/27/18	1,100	1,098,898
2.15%, 7/30/18	1,040	1,043,270
2.50%, 7/29/19	950	958,532
2.45%, 1/10/20	1,500	1,509,018
4.45%, 9/29/27	1,200	1,248,022
4.75%, 5/18/46	1,000	1,049,696
Citizens Bank N.A.:
2.50%, 3/14/19	525	528,848
2.55%, 5/13/21	330	330,182
Cooperatieve Rabobank UA, 4.63%, 12/01/23	1,050	1,131,517
Credit Agricole SA, 4.13%, 1/10/27 (c)	710	742,288
HSBC Holdings PLC:
2.65%, 1/05/22	985	982,729

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	1

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
4.25%, 8/18/25	$500	$513,652
4.38%, 11/23/26	270	280,158
HSBC USA, Inc., 1.70%, 3/05/18	955	955,182
ING Bank NV, 2.50%, 10/01/19 (c)	950	956,466
ING Groep NV, 2.45%, 3/29/22 (a)	1,040	1,057,152
Intesa Sanpaolo SpA:
5.02%, 6/26/24 (c)	416	421,889
5.71%, 1/15/26 (c)	595	628,221
JPMorgan Chase & Co.:
2.20%, 10/22/19	1,655	1,660,291
2.25%, 1/23/20	1,800	1,805,584
2.30%, 8/15/21	665	661,131
2.70%, 5/18/23	2,275	2,250,057
3.78%, 2/01/28 (a)	2,050	2,096,365
4.95%, 6/01/45	1,170	1,305,210
Macquarie Bank Ltd., 1.60%, 10/27/17 (c)	1,300	1,300,109
Royal Bank of Scotland Group PLC:
2.65%, 5/15/23 (a)	1,170	1,179,477
3.50%, 5/15/23 (a)	715	719,637
6.00%, 12/19/23	1,048	1,154,337
Santander Holdings USA, Inc.:
2.64%, 11/24/17 (a)	945	948,767
2.70%, 5/24/19	1,475	1,485,890
Santander UK PLC:
2.50%, 3/14/19	975	982,893
5.00%, 11/07/23 (c)	1,753	1,879,248
U.S. Bancorp, 3.10%, 4/27/26	305	301,458
Wells Fargo & Co.:
2.50%, 3/04/21	985	988,407
3.50%, 3/08/22	1,500	1,558,290
4.12%, 8/15/23	350	370,141
3.00%, 10/23/26	330	321,340
5.61%, 1/15/44	200	237,835
4.65%, 11/04/44	980	1,029,294
4.90%, 11/17/45	456	497,212
4.40%, 6/14/46	440	445,456
4.75%, 12/07/46	530	565,867

		60,329,568
Beverages — 2.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21	1,400	1,418,771
3.30%, 2/01/23	4,075	4,196,154
3.65%, 2/01/26	3,413	3,516,311
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,000	998,586
Molson Coors Brewing Co.:
1.45%, 7/15/19	95	93,842
2.10%, 7/15/21	230	226,176
3.00%, 7/15/26	285	274,126
4.20%, 7/15/46	170	167,650

		10,891,616
Biotechnology — 1.6%
AbbVie, Inc.:
2.30%, 5/14/21	495	493,772
2.85%, 5/14/23	550	548,772
3.20%, 5/14/26	240	237,166
4.40%, 11/06/42	795	814,422
Amgen, Inc.:
2.20%, 5/22/19	169	170,034
4.40%, 5/01/45	100	102,715
4.66%, 6/15/51	927	981,835
Baxalta, Inc., 4.00%, 6/23/25	950	990,862

Corporate Bonds	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc.:
3.25%, 9/01/22	$135	$139,598
4.50%, 2/01/45	323	334,835
4.75%, 3/01/46	666	731,141
4.15%, 3/01/47	1,290	1,296,014

		6,841,166
Capital Markets — 5.9%
Bank of New York Mellon Corp., 2.20%, 8/16/23	1,125	1,090,830
Credit Suisse AG:
1.70%, 4/27/18	965	964,934
3.00%, 10/29/21	665	677,663
3.62%, 9/09/24	1,150	1,187,952
Credit Suisse Group AG, 4.28%, 1/09/28 (c)	645	666,724
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 6/09/23	547	563,932
Goldman Sachs Group, Inc.:
6.15%, 4/01/18	850	877,276
2.63%, 1/31/19	1,000	1,010,108
2.55%, 10/23/19	1,470	1,486,042
2.88%, 2/25/21	975	985,452
3.00%, 4/26/22	850	856,531
4.25%, 10/21/25	310	320,435
4.80%, 7/08/44	545	604,354
5.15%, 5/22/45	350	388,765
Morgan Stanley:
6.25%, 8/28/17	885	891,159
1.88%, 1/05/18	1,240	1,241,479
2.20%, 12/07/18	1,250	1,256,230
7.30%, 5/13/19	1,625	1,776,556
5.62%, 9/23/19	265	284,694
2.50%, 4/21/21	550	549,576
5.50%, 7/28/21	10	11,089
2.55%, 10/24/23 (a)	1,675	1,704,085
3.88%, 1/27/26	225	231,633
4.35%, 9/08/26	655	680,963
UBS AG:
1.80%, 3/26/18	1,460	1,462,346
2.38%, 8/14/19	973	981,857
UBS Group Funding Jersey Ltd., 3.00%, 4/15/21 (c)	2,150	2,182,975

		24,935,640
Chemicals — 0.8%
Air Liquide Finance SA:
2.25%, 9/27/23 (c)	520	502,706
2.50%, 9/27/26 (c)	290	276,586
E.I. du Pont de Nemours & Co., 1.70%, 5/01/20 (a)	560	563,366
Eastman Chemical Co., 4.65%, 10/15/44	700	740,598
LyondellBasell Industries NV, 5.00%, 4/15/19	1,250	1,306,801
Sherwin-Williams Co., 2.75%, 6/01/22	135	134,919

		3,524,976
Commercial Services & Supplies — 0.4%
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,787,381
Communications Equipment — 0.5%
Cisco Systems, Inc.:
1.85%, 9/20/21	1,025	1,012,365
2.50%, 9/20/26	1,035	992,477

		2,004,842

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Consumer Finance — 3.8%
American Express Credit Corp., 1.55%, 9/22/17	$460	$460,104
Capital One Bank USA N.A., 2.30%, 6/05/19	450	450,411
Capital One N.A.:
2.35%, 8/17/18	1,100	1,104,425
2.40%, 9/05/19	250	250,891
2.35%, 1/31/20	825	825,269
2.95%, 7/23/21	735	740,428
Discover Bank:
2.60%, 11/13/18	700	705,969
3.10%, 6/04/20	742	756,130
Discover Financial Services, 4.10%, 2/09/27	475	475,821
Ford Motor Credit Co. LLC:
1.72%, 12/06/17	1,275	1,275,089
2.88%, 10/01/18	1,250	1,262,394
2.94%, 1/08/19	1,415	1,433,186
General Motors Financial Co., Inc.:
2.40%, 4/10/18	1,100	1,104,114
3.25%, 5/15/18	660	667,735
6.75%, 6/01/18	325	339,019
3.15%, 1/15/20	760	773,032
3.20%, 7/06/21	565	571,351
4.35%, 1/17/27	1,205	1,219,831
Synchrony Financial:
2.58%, 11/09/17 (a)	1,200	1,203,808
2.60%, 1/15/19	615	618,284

		16,237,291
Diversified Financial Services — 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	425	450,919
Berkshire Hathaway, Inc.:
2.20%, 3/15/21	120	120,921
2.75%, 3/15/23	600	607,950
GE Capital International Funding Co., 4.42%, 11/15/35	1,386	1,508,506
General Electric Capital Corp.:
6.75%, 3/15/32	308	422,165
6.15%, 8/07/37	205	269,943
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,239,660
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/24 (c)	2,140	2,121,842
Voya Financial, Inc., 2.90%, 2/15/18	591	594,998

		7,336,904
Diversified Telecommunication Services — 3.3%
AT&T Inc.:
5.20%, 3/15/20	800	859,626
3.80%, 3/15/22	385	398,488
0.00%, 11/27/22 (c)(d)	2,000	1,683,624
3.60%, 2/17/23	525	537,316
4.25%, 3/01/27	325	336,035
4.50%, 5/15/35	750	737,844
5.25%, 3/01/37	630	671,188
5.15%, 3/15/42	325	331,888
4.30%, 12/15/42	76	70,576
4.80%, 6/15/44	65	64,418
4.35%, 6/15/45	105	97,452
4.75%, 5/15/46	203	199,063
5.45%, 3/01/47	525	565,176
Verizon Communications, Inc.:
4.60%, 4/01/21	1,050	1,126,054
2.95%, 3/15/22 (c)	1,035	1,042,191
4.27%, 1/15/36	800	772,125
5.25%, 3/16/37	745	800,868
4.81%, 3/15/39 (c)	865	874,358

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
3.85%, 11/01/42	$950	$828,309
4.86%, 8/21/46	265	265,045
5.01%, 4/15/49 (c)	1,025	1,035,155
4.67%, 3/15/55	912	853,803

		14,150,602
Electric Utilities — 5.3%
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	440,888
Duke Energy Carolinas LLC:
5.25%, 1/15/18	450	458,696
3.75%, 6/01/45	420	417,767
Duke Energy Corp., 2.65%, 9/01/26	390	370,396
Duke Energy Progress LLC, 6.30%, 4/01/38	750	1,000,513
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,133,018
Emera U.S. Finance LP:
2.15%, 6/15/19	185	184,828
4.75%, 6/15/46	745	786,226
Entergy Arkansas, Inc., 3.70%, 6/01/24	825	864,100
Entergy Corp., 4.00%, 7/15/22	700	739,836
Eversource Energy, 1.60%, 1/15/18	125	124,806
Exelon Corp.:
3.50%, 6/01/22	785	801,988
3.40%, 4/15/26	200	199,326
Florida Power & Light Co., 5.95%, 2/01/38	800	1,043,437
Great Plains Energy, Inc.:
2.50%, 3/09/20	70	70,653
3.15%, 4/01/22	350	353,699
5.29%, 6/15/22 (e)	745	815,648
3.90%, 4/01/27	885	895,288
Kentucky Utilities Co., 5.13%, 11/01/40	375	449,513
MidAmerican Energy Holdings Co., 5.30%, 3/15/18	2,170	2,226,209
Northern States Power Co., 6.20%, 7/01/37	725	962,435
Ohio Power Co., 6.60%, 3/01/33	675	859,125
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	660	796,521
PacifiCorp, 6.00%, 1/15/39	450	584,326
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,138,453
3.15%, 4/01/22	775	791,161
Southern Co.:
2.35%, 7/01/21	785	779,280
2.95%, 7/01/23	1,740	1,728,847
3.25%, 7/01/26	1,070	1,046,739
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (c)	445	461,472

		22,525,194
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25	950	973,583
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.:
4.50%, 1/15/18	1,475	1,495,205
2.80%, 6/01/20	1,000	1,013,589
3.30%, 2/15/21	265	271,923
4.70%, 3/15/22	1,325	1,434,633
3.12%, 1/15/27	825	791,856
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,069,971
Crown Castle International Corp.:
3.40%, 2/15/21	1,453	1,492,010
2.25%, 9/01/21	265	260,708
5.25%, 1/15/23	807	896,447

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	3

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
DDR Corp., 4.75%, 4/15/18	$280	$285,480
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	808,582
Simon Property Group LP, 1.50%, 2/01/18 (c)	725	724,462

		10,544,866
Food & Staples Retailing — 0.3%
CVS Health Corp., 5.30%, 12/05/43	175	201,674
Walgreens Boots Alliance, Inc.:
3.45%, 6/01/26	195	194,588
4.80%, 11/18/44	630	670,417

		1,066,679
Food Products — 0.7%
Kraft Heinz Foods Co.:
3.00%, 6/01/26	2,235	2,139,009
5.00%, 6/04/42	250	263,921
4.38%, 6/01/46	365	357,457

		2,760,387
Gas Utilities — 0.4%
Atmos Energy Corp., 8.50%, 3/15/19	800	885,769
Fortis, Inc. Canada, 2.10%, 10/04/21 (c)	945	925,575

		1,811,344
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories:
2.35%, 11/22/19	1,345	1,355,112
4.75%, 11/30/36	385	419,058
4.75%, 4/15/43	117	123,810
4.90%, 11/30/46	160	176,230
Becton Dickinson and Co.:
2.13%, 6/06/19	845	846,284
2.68%, 12/15/19	88	89,077
2.25%, 6/06/22 (a)	1,525	1,528,475
Covidien International Finance SA, 6.00%, 10/15/17	2,300	2,328,577
Medtronic, Inc.:
3.15%, 3/15/22	960	993,444
3.50%, 3/15/25	950	988,249
4.63%, 3/15/44	500	555,357
4.63%, 3/15/45	1,040	1,170,452
Stryker Corp., 3.50%, 3/15/26	160	163,870

		10,737,995
Health Care Providers & Services — 2.3%
Aetna, Inc.:
1.70%, 6/07/18	720	720,279
2.80%, 6/15/23	350	349,393
3.50%, 11/15/24	395	407,463
Anthem, Inc.:
4.35%, 8/15/20	1,275	1,353,100
5.10%, 1/15/44	300	347,113
Cigna Corp., 3.25%, 4/15/25	618	620,410
Coventry Health Care, Inc., 5.45%, 6/15/21	850	937,740
HCA, Inc.:
5.25%, 6/15/26	1,060	1,143,210
4.50%, 2/15/27	565	581,244
5.50%, 6/15/47	430	445,050
UnitedHealth Group, Inc.:
3.35%, 7/15/22	75	78,301
2.88%, 3/15/23	1,175	1,193,041
3.75%, 7/15/25	770	811,004
4.62%, 11/15/41	645	710,538
4.75%, 7/15/45	120	137,839

		9,835,725

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
2.75%, 12/09/20	$85	$86,541
4.88%, 12/09/45	365	406,926

		493,467
Household Durables — 0.4%
Newell Brands, Inc.:
3.85%, 4/01/23	850	892,448
4.20%, 4/01/26	235	249,520
5.50%, 4/01/46	300	361,211

		1,503,179
Independent Power and Renewable Electricity Producers — 0.2%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	940,031
Industrial Conglomerates — 0.4%
Eaton Corp., 4.15%, 11/02/42	900	920,563
Tyco Electronics Group SA, 3.50%, 2/03/22	600	620,996

		1,541,559
Insurance — 1.3%
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	893,814
American International Group, Inc.:
6.40%, 12/15/20	485	548,825
3.30%, 3/01/21	220	226,343
3.90%, 4/01/26	1,240	1,268,551
Aon PLC, 4.00%, 11/27/23	1,760	1,858,532
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26	600	624,688
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	90	123,237

		5,543,990
Internet Software & Services — 0.2%
Alibaba Group Holding Ltd., 1.63%, 11/28/17	975	974,282
IT Services — 1.2%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	2,850	2,985,498
3.50%, 4/15/23	625	649,430
5.00%, 10/15/25	425	474,590
Visa, Inc.:
2.80%, 12/14/22	510	519,250
3.15%, 12/14/25	620	629,466

		5,258,234
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., 6.00%, 3/01/20	820	893,674
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18	220	220,825
3.00%, 4/15/23	180	181,461

		1,295,960
Machinery — 0.4%
John Deere Capital Corp.:
1.35%, 1/16/18	790	789,351
2.38%, 7/14/20	830	839,961
2.65%, 6/24/24	215	213,538

		1,842,850
Media — 3.6%
21st Century Fox America, Inc., 6.40%, 12/15/35	781	989,754
Charter Communications Operating LLC/Charter Communications Operating Capital: 4.46%, 7/23/22	2,300	2,450,572

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
6.38%, 10/23/35	$325	$385,240
6.48%, 10/23/45	2,425	2,910,516
5.38%, 5/01/47 (c)	100	105,794
6.83%, 10/23/55	57	69,474
Comcast Corp.:
4.25%, 1/15/33	650	692,751
6.50%, 11/15/35	550	729,152
3.20%, 7/15/36	610	570,908
6.55%, 7/01/39	500	678,940
4.50%, 1/15/43	225	240,656
4.60%, 8/15/45	700	763,343
Cox Communications, Inc.:
3.35%, 9/15/26 (c)	115	112,924
8.38%, 3/01/39 (c)	442	585,810
Grupo Televisa SAB, 6.63%, 1/15/40	900	1,039,881
Sky PLC:
2.63%, 9/16/19 (c)	200	201,353
3.75%, 9/16/24 (c)	510	523,867
Time Warner Cable LLC:
8.25%, 4/01/19	695	766,691
4.50%, 9/15/42	137	130,354
Time Warner, Inc.:
3.60%, 7/15/25	305	304,307
3.88%, 1/15/26	592	602,029
3.80%, 2/15/27	315	317,129

		15,171,445
Metals & Mining — 0.3%
Rio Tinto Finance USA Ltd.:
3.75%, 6/15/25	74	77,888
7.13%, 7/15/28	550	731,175
Southern Copper Corp., 5.88%, 4/23/45	425	454,364

		1,263,427
Multiline Retail — 0.2%
Target Corp., 2.50%, 4/15/26	850	806,481
Multi-Utilities — 2.0%
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18	1,475	1,518,967
4.50%, 2/01/45	900	974,372
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,808,331
Dominion Gas Holdings LLC, 2.50%, 12/15/19	845	850,649
Dominion Resources, Inc.:
1.88%, 1/15/19	525	523,851
2.96%, 7/01/19 (f)	345	350,159
NiSource Finance Corp., 5.25%, 2/15/43	440	507,052
Pacific Gas & Electric Co., 3.85%, 11/15/23	575	611,095
Virginia Electric & Power Co.:
6.00%, 1/15/36	900	1,140,356
4.45%, 2/15/44	350	382,377

		8,667,209
Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp., 6.60%, 3/15/46	500	617,515
Cenovus Energy, Inc., 4.25%, 4/15/27 (c)	425	404,866
Chevron Corp., 2.19%, 11/15/19	255	257,514
Cimarex Energy Co., 3.90%, 5/15/27	940	945,145
ConocoPhillips Co., 4.95%, 3/15/26	925	1,030,190
Devon Energy Corp.:
3.25%, 5/15/22	731	726,499
5.00%, 6/15/45	600	606,145
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	587,982
Enbridge, Inc., 4.25%, 12/01/26	840	875,405
Encana Corp., 6.50%, 5/15/19	750	799,927
Energy Transfer Partners LP:
6.70%, 7/01/18	925	966,467

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.20%, 2/01/22	$5	$5,376
3.60%, 2/01/23	775	778,589
6.50%, 2/01/42	560	625,543
5.30%, 4/15/47	1,025	1,014,077
Enterprise Products Operating LLC:
6.45%, 9/01/40	800	1,004,989
5.70%, 2/15/42	490	573,551
4.90%, 5/15/46	300	322,599
Hess Corp., 5.80%, 4/01/47	600	604,990
Kerr-McGee Corp., 7.88%, 9/15/31	450	578,561
Kinder Morgan Energy Partners LP:
6.50%, 4/01/20	390	429,054
7.30%, 8/15/33	800	962,918
5.00%, 3/01/43	490	472,703
5.50%, 3/01/44	525	541,876
Kinder Morgan, Inc.:
2.00%, 12/01/17	80	80,043
6.50%, 9/15/20	925	1,027,292
5.55%, 6/01/45	265	280,827
Marathon Petroleum Corp., 4.75%, 9/15/44	631	599,482
Noble Energy, Inc., 5.25%, 11/15/43	425	440,352
Pioneer Natural Resources Co.:
6.88%, 5/01/18	880	915,248
3.45%, 1/15/21	255	261,990
Plains All American Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19	900	902,471
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	1,093,958
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21	750	816,505
5.63%, 4/15/23	700	778,122
5.75%, 5/15/24	425	473,243
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,030,752
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	800	784,129
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,373,471
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,100,368
Williams Partners LP, 4.50%, 11/15/23	1,300	1,377,148

		29,067,882
Pharmaceuticals — 4.4%
Allergan Funding SCS:
3.00%, 3/12/20	1,800	1,838,194
3.45%, 3/15/22	1,780	1,834,854
3.80%, 3/15/25	900	930,914
4.55%, 3/15/35	900	960,595
4.85%, 6/15/44	425	459,619
4.75%, 3/15/45	201	216,973
EMD Finance LLC, 1.70%, 3/19/18 (c)	1,800	1,799,744
Johnson & Johnson:
2.05%, 3/01/23	270	267,268
2.45%, 3/01/26	510	497,309
3.55%, 3/01/36	1,085	1,118,383
Merck & Co., Inc., 2.35%, 2/10/22	310	312,730
Mylan NV:
2.50%, 6/07/19	332	334,653
3.95%, 6/15/26	325	329,303
Mylan, Inc., 2.60%, 6/24/18	968	974,953
Pfizer, Inc.:
5.20%, 8/12/20	900	987,376
4.30%, 6/15/43	250	268,158
Roche Holdings, Inc., 3.35%, 9/30/24 (c)	850	877,219
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/21	1,310	1,294,724
2.88%, 9/23/23	1,445	1,432,245

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	5

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	$514	$530,772
Teva Pharmaceutical Finance Netherlands III BV:
2.20%, 7/21/21	415	407,388
2.80%, 7/21/23	340	330,699
3.15%, 10/01/26	283	268,759
Wyeth LLC, 5.95%, 4/01/37	425	549,405

		18,822,237
Professional Services — 0.3%
Dun & Bradstreet Corp., 3.50%, 12/01/17	1,300	1,306,796
Road & Rail — 1.0%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	500	631,385
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,451,425
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	547,153
Kansas City Southern, 2.35%, 5/15/20	370	369,371
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (c)	1,000	1,024,384
Union Pacific Corp., 4.05%, 3/01/46	355	367,490

		4,391,208
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.:
2.50%, 12/05/21	340	340,308
3.50%, 12/05/26	195	196,518
Applied Materials, Inc., 3.30%, 4/01/27	705	716,458
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (c)	2,035	2,037,957
3.00%, 1/15/22 (c)	1,425	1,437,737
3.63%, 1/15/24 (c)	1,055	1,079,263
3.88%, 1/15/27 (c)	375	385,087
KLA-Tencor Corp., 4.65%, 11/01/24	40	43,199
NVIDIA Corp.:
2.20%, 9/16/21	490	484,537
3.20%, 9/16/26	1,185	1,174,963
NXP BV/NXP Funding LLC, 4.63%, 6/01/23 (c)	775	836,031
QUALCOMM, Inc.:
1.56%, 5/20/19 (a)	1,020	1,023,187
1.65%, 5/20/20 (a)	440	441,985

		10,197,230
Software — 3.3%
Autodesk, Inc., 1.95%, 12/15/17	550	550,820
Microsoft Corp.:
1.55%, 8/08/21	1,325	1,296,417
2.00%, 8/08/23	1,150	1,120,650
2.88%, 2/06/24	990	1,006,104
2.40%, 8/08/26	1,235	1,188,536
4.10%, 2/06/37	530	570,875
3.75%, 2/12/45	466	463,144
4.45%, 11/03/45	517	575,251
3.70%, 8/08/46	945	935,113
Oracle Corp.:
1.90%, 9/15/21	1,525	1,511,591
2.40%, 9/15/23	2,050	2,023,399
2.65%, 7/15/26	1,690	1,621,665
4.12%, 5/15/45	850	873,877
4.00%, 7/15/46	161	162,593

		13,900,035
Specialty Retail — 0.3%
Home Depot, Inc.:
4.40%, 3/15/45	215	235,472
4.25%, 4/01/46	335	359,413

Corporate Bonds	Par (000)	Value
Specialty Retail (continued)
Lowe’s Cos., Inc., 3.70%, 4/15/46	$425	$409,646
QVC, Inc., 4.38%, 3/15/23	250	252,861

		1,257,392
Technology Hardware, Storage & Peripherals — 2.2%
Apple Inc.:
1.48%, 5/06/19 (a)	1,100	1,105,918
1.55%, 8/04/21	970	947,665
1.68%, 2/09/22 (a)	1,725	1,742,510
2.85%, 2/23/23	1,010	1,027,512
3.25%, 2/23/26	855	870,310
2.45%, 8/04/26	1,050	1,004,025
4.38%, 5/13/45	960	1,037,915
3.85%, 8/04/46	730	729,501
Dell International LLC/EMC Corp., 8.35%, 7/15/46 (c)	595	767,896

		9,233,252
Tobacco — 1.5%
Altria Group, Inc.:
2.62%, 9/16/26	210	202,185
4.50%, 5/02/43	450	479,051
5.38%, 1/31/44	557	671,430
Imperial Brands Finance PLC, 2.05%, 2/11/18 (c)	950	950,940
Philip Morris International, Inc., 3.88%, 8/21/42	700	686,270
Reynolds American, Inc.:
4.00%, 6/12/22	730	773,550
4.85%, 9/15/23	220	242,551
4.45%, 6/12/25	1,150	1,232,052
5.70%, 8/15/35	550	651,752
7.00%, 8/04/41	350	439,226

		6,329,007
Trading Companies & Distributors — 0.4%
Air Lease Corp., 3.38%, 6/01/21	540	554,333
International Lease Finance Corp., 5.88%, 4/01/19	885	939,935

		1,494,268
Wireless Telecommunication Services — 0.8%
Alltel Corp., 7.88%, 7/01/32	470	610,450
America Movil SAB de CV, 5.00%, 3/30/20	468	502,730
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,558,883
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (c)	340	342,975
Vodafone Group PLC, 4.38%, 2/19/43	425	419,688

		3,434,726
Total Corporate Bonds — 86.0%		365,779,763

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series C Portfolio

Foreign Agency Obligations	Par (000)	Value
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	$800	$791,330
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,720,570
6.38%, 2/04/21	633	685,096
5.38%, 3/13/22 (c)	155	163,176
3.50%, 1/30/23	650	623,025
4.63%, 9/21/23	1,470	1,487,640
6.38%, 1/23/45	475	463,125
Total Foreign Agency Obligations — 1.4%		5,933,962

Foreign Government Obligations
Canada — 0.1%
Province of Manitoba, 3.05%, 5/14/24	469	484,263
Colombia — 0.2%
Republic of Colombia:
5.63%, 2/26/44	413	451,409
5.00%, 6/15/45	560	563,360

		1,014,769
Indonesia — 0.3%
Republic of Indonesia:
4.13%, 1/15/25	350	360,878
4.75%, 1/08/26	975	1,046,520

		1,407,398
Mexico — 0.5%
United Mexican States:
4.15%, 3/28/27	470	486,685
4.75%, 3/08/44	1,499	1,500,499

		1,987,184
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	351,335
Poland — 0.1%
Republic of Poland, 3.25%, 4/06/26	440	447,700
Uruguay — 0.3%
Republic of Uruguay:
4.38%, 10/27/27	645	685,312
5.10%, 6/18/50	375	381,750

		1,067,062
Total Foreign Government Obligations — 1.6%		6,759,711

Taxable Municipal Bonds	Par (000)	Value
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,351,050

Taxable Municipal Bonds	Par (000)	Value
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	$1,075	$1,566,941
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,703,565
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,416,363
State of California GO:
7.30%, 10/01/39	510	745,778
7.63%, 3/01/40	1,125	1,714,005
7.60%, 11/01/40	430	669,596
Total Taxable Municipal Bonds — 2.1%		9,167,298

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 1.88%, 9/24/26	1,220	1,156,736

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.00%, 11/15/45	3,765	3,877,391
3.00%, 2/15/47	1,350	1,392,609
U.S. Treasury Notes:
1.25%, 1/31/20	175	173,927
1.38%, 1/31/21	2,166	2,143,225
1.13%, 9/30/21	310	301,548
2.25%, 2/15/27	525	522,560
Total U.S. Treasury Obligations — 2.0%		8,411,260
Total Long-Term Investments (Cost — $405,146,771) — 98.4%		418,356,239

Short-Term Securities	Shares
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.76% (g)	2,542,431	2,542,431
Total Short-Term Securities (Cost — $2,542,431) — 0.6%		2,542,431
Total Investments (Cost — $407,689,202*)		420,898,670
Other Assets Less Liabilities — 1.0%		4,091,348

Net Assets — 1.0%		$424,990,018

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$407,842,258

Gross unrealized appreciation	$14,746,409
Gross unrealized depreciation	(1,689,997)

Net unrealized appreciation	$13,056,412

(a)	Variable rate security. Rate as of period end.

(b)	Perpetual security with no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	7

Schedule of Investments (continued)	Series C Portfolio

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue		Notional Value	Unrealized Appreciation (Depreciation)
18	U.S. Treasury Bonds (30 Year)	September 2017	$ 2,766,375	$ 24,862
73	U.S. Treasury Notes (10 Year)	September 2017	$ 9,163,781	(29,074)
70	U.S. Treasury Notes (2 Year)	September 2017	$15,127,656	(12,601)
36	U.S. Treasury Notes (5 Year)	September 2017	$ 4,242,094	(8,672)
72	U.S. Ultra Treasury Bonds	September 2017	$11,943,000	162,417
Total				$136,932

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.38%[1]	3-month LIBOR	N/A	5/14/25	$1,900	$(30,714)
2.54%[1]	3-month LIBOR	9/29/17[2]	11/15/43	$3,500	363
Total					$(30,351)

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$ (2,991)	$(119)	$ (2,872)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(3,471)	(1,480)	(1,991)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(2,982)	863	(3,845)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(3,490)	(511)	(2,979)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(2,952)	(1,149)	(1,803)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(2,956)	(1,224)	(1,732)
Prudential Financial, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	$1,500	(36,732)	15,160	(51,892)
Total					$(55,574)	$11,540	$(67,114)

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	$ 3,494	$ 255	$ 3,239
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	$1,200	2,997	(130)	3,127
WellPoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A	$1,200	2,912	(499)	3,411
Host Hotels & Resorts LP	1.00%	Credit Suisse International	3/20/19	BBB	$ 825	12,687	(1,739)	14,426
American Tower Corp.	1.00%	Morgan Stanley & Co. International	6/20/21	BBB-	$1,875	(33,549)	(61,081)	27,532
Total						$(11,459)	$(63,194)	$51,735

[1] Using S&P’s rating of the issuer.

8	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (concluded)	Series C Portfolio

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$418,356,239	—	$418,356,239
Short-Term Securities	$2,542,431	—	—	2,542,431

Total	$2,542,431	$418,356,239	—	$420,898,670

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$51,735	—	$51,735
Interest rate contracts	$187,279	363	—	187,642
Liabilities:
Credit contracts	—	(67,114)	—	(67,114)
Interest rate contracts	$(50,347)	(30,714)	—	(81,061)
Total	$136,932	$(45,730)	—	$91,202

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	9

Schedule of Investments June 30, 2017 (Unaudited)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
Alabama Special Care Facilities Financing Authority-Birmingham, Methodist Home for the Aging Project, Series S, RB, 5.50%, 6/01/30	$500	$536,985
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,202,910
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35	1,000	1,137,480
University of South Alabama:
RB, (BAM), 5.00%, 10/01/36	575	667,011
RB, (BAM), 5.00%, 10/01/37	1,000	1,158,120

		4,702,506
Alaska — 0.4%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Series A, 4.63%, 6/01/23	315	316,210
Series A, 5.00%, 6/01/46	340	327,216

		643,426
Arizona — 1.8%
Arizona IDA:
RB, Academies Math & Science Project, Series B, 5.13%, 7/01/47 (a)	195	191,915
Refunding RB, Basis Schools Projects, Series A, 5.00%, 7/01/26 (a)	300	327,708
Refunding RB, Basis Schools Projects, Series A, 5.13%, 7/01/37 (a)	605	635,480
City of Phoenix IDA:
RB, Legacy Traditional Schools Project, 5.00%, 7/01/46 (a)	570	579,610
Refunding RB, Basis Schools Projects, 5.00%, 7/01/45 (a)	140	144,092
Refunding RB, Basis Schools Projects, Series A, 5.00%, 7/01/35 (a)	45	46,805
Refunding RB, Basis Schools Projects, Series A, 5.00%, 7/01/46 (a)	50	51,427
Refunding RB, Legacy Traditional Schools Project, 5.00%, 7/01/35 (a)	300	307,959
Refunding RB, Legacy Traditional Schools Project, 5.00%, 7/01/45 (a)	100	101,582
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	594,955

		2,981,533
Arkansas — 0.3%
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	256,823
5.00%, 12/01/42	250	278,457

		535,280
California — 11.7%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 6/01/28	500	511,745
RB, Asset-Backed, 5.60%, 6/01/36	405	414,538
RB, Asset-Backed, 5.70%, 6/01/46	760	761,657
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 6/01/26	45	45,016
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 6/01/26	275	275,000
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 6/01/45	160	159,987
Refunding RB, Golden Gate Tobacco Project, Series A, 5.00%, 6/01/36	300	298,353
California Educational Facilities Authority, RB, Chapman University Project, 5.00%, 4/01/45	500	560,970

Municipal Bonds	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	$750	$769,830
California Municipal Finance Authority:
RB, John Adams Academics Project, 5.00%, 10/01/35	250	260,948
RB, John Adams Academics Project, 5.25%, 10/01/45	250	262,265
RB, Sycamore Academy Project, 5.63%, 7/01/44 (a)	150	153,791
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 2/01/46	650	713,089
California Pollution Control Financing Authority:
RB, AMT, 5.00%, 11/21/45 (a)	1,020	1,088,360
RB, AMT, Green Bonds, Calplant I Project, 7.50%, 7/01/32 (a)	300	312,765
California School Finance Authority, RB:
Alliance College-Ready Public Schools Project, 5.00%, 7/01/51 (a)	300	319,104
Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	272,170
California Statewide Communities Development Authority:
RB, Loma Linda University Medical Center Project, Series A, 5.25%, 12/01/56 (a)	320	347,946
Refunding RB, (AGM), 5.00%, 11/15/49	500	562,925
Refunding RB, 899 Charleston Project, Series A, 5.25%, 11/01/44	250	256,483
Refunding RB, CHF Irvine LLC Project, 5.00%, 5/15/34	1,750	1,977,203
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 5/01/43	85	85,326
Series B, 5.63%, 5/01/29	120	120,761
Series B, 6.00%, 5/01/43	315	315,964
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 9/01/44	250	271,162
City of Los Angeles Department of Airports, RB, AMT, Los Angeles International Airport Project, 5.00%, 5/15/46	1,000	1,130,650
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 9/01/44	500	534,835
Golden State Tobacco Securitization Corp, Refunding RB, Asset-Backed, Senior, Series A-1:
5.00%, 6/01/33	335	336,588
5.75%, 6/01/47	1,115	1,123,073
Lancaster Redevelopment Agency Successor Agency, Refunding Tax Allocation Bonds, (AGM), Combined Redevelopment Project, 5.00%, 8/01/33	1,200	1,379,316
Norman Y Mineta San Jose International Airport, Refunding RB:
AMT, Series A, 5.00%, 3/01/35	500	577,470
Series B, 5.00%, 3/01/47	285	328,132
Oakland Unified School District, GO, Series A, 5.00%, 8/01/40	350	402,360
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	584,015
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay’s Redevelopment Project, Sub-Series D, 0.00%, 8/01/31 (a)(b)	580	270,181
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1:
5.00%, 6/01/37	970	970,029

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	1

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
California (continued)
5.13%, 6/01/46	$575	$574,983

		19,328,990
Colorado — 2.7%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47	155	156,800
Colorado Educational & Cultural Facilities Authority, Refunding RB, Charter School-University Project, 5.00%, 12/15/45 (a)	500	504,105
Colorado Health Facilities Authority:
RB, Catholic Health Initiatives Project, Series A, 5.25%, 1/01/40	815	861,985
RB, Catholic Health Initiatives Project, Series A, 5.25%, 1/01/45	460	485,360
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 7/01/39	400	409,716
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 2/01/41	200	206,006
Refunding RB, Sunny Vista Living Center Project, Series A, 6.13%, 12/01/45 (a)	130	136,661
Refunding RB, Sunny Vista Living Center Project, Series A, 6.25%, 12/01/50 (a)	130	137,391
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	521,830
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	925	1,033,133

		4,452,987
Connecticut — 0.4%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (a)	215	224,647
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 2/01/45 (a)	110	114,695
Refunding RB, Priority District Project, Series C, 6.25%, 2/01/30 (a)	330	350,285

		689,627
Delaware — 0.3%
Delaware State EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	505	525,791
District of Columbia — 0.4%
Metropolitan Washington Airports Authority, Refunding RB, AMT:
5.00%, 10/01/36	295	342,132
5.00%, 10/01/37	300	347,361

		689,493
Florida — 3.3%
Babcock Ranch Community Independent Special District, Special Assessment Bonds, 4.25%, 11/01/21	340	342,261
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	500	552,325
Cape Coral Health Facilities Authority, Refunding RB, Senior Housing Gulf Care Project, 5.88%, 7/01/40 (a)	250	265,043
Capital Trust Agency, Inc., RB, Gardens Apartments Project, Series A, 5.00%, 7/01/50	500	513,265
Celebration Pointe Community Development District, Special Assessment Bonds:
5.13%, 5/01/45	250	252,205
Alachua County Project, 4.00%, 5/01/22 (a)	100	101,802
Florida Development Finance Corp., RB, Renaissance Charter School Project, Series A, 6.13%, 6/15/44	45	45,749

Municipal Bonds	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	$250	$259,645
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	388,083
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.88%, 5/01/35	250	254,300
Village of Lakewood Ranch Project, Series S, 4.00%, 5/01/21	100	101,453
Village of Lakewood Ranch Project, Series S, 5.13%, 5/01/46	170	172,218
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems Obligation Project:
5.13%, 7/01/38	500	540,430
5.13%, 7/01/46	390	417,901
Orange County Health Facilities Authority:
RB, Presbyterian Retirement Community Project, 5.00%, 8/01/35	250	273,990
Refunding RB, Presbyterian Retirement Community Project, 5.00%, 8/01/41	695	754,902
Trout Creek Community Development District, Special Assessment Bonds, 5.63%, 5/01/45	250	251,000

		5,486,572
Georgia — 0.6%
Atlanta Development Authority:
RB, Proton Treatment Center Project, Series A1, 6.75%, 1/01/35 (a)	245	242,273
RB, Proton Treatment Center Project, Series A1, 7.00%, 1/01/40 (a)	190	189,994
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 8/15/54	250	294,343
Marietta Development Authority, Refunding RB, University Facilities Life Project, Series A, 5.00%, 11/01/47 (a)	270	277,646

		1,004,256
Hawaii — 0.1%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 1/01/45 (a)	220	218,051
Illinois — 4.9%
City of Chicago, GO, Refunding, Series A:
5.00%, 1/01/36	250	240,085
6.00%, 1/01/38	275	282,612
City of Chicago, O’Hare International Airport Revenue:
RB, AMT, Senior Lien, Series D, 5.00%, 1/01/52	800	883,296
Refunding RB, Senior Lien, Series D, 5.00%, 1/01/39	260	286,751
Refunding RB, Series D, 5.00%, 1/01/46	1,000	1,129,180
City of Chicago, Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 1/01/39	500	538,510
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Project, 5.50%, 5/15/30	500	523,115
Presence Health Network Project, Series C, 5.00%, 2/15/36	1,500	1,615,065
Presence Health Network Project, Series C, 5.00%, 2/15/41	650	695,578
Senior, Rogers Park Montessori School Project, 6.13%, 2/01/45	150	157,135

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 6/15/53	$390	$389,988
Refunding RB, McCormick Project, Series B-2, 5.00%, 6/15/50	500	469,345
Refunding RB, McCormick Project, Series B-2, 5.25%, 6/15/50	350	341,946
State of Illinois, GO:
5.00%, 3/01/37	300	301,095
5.00%, 5/01/39	275	276,405

		8,130,106
Indiana — 1.5%
City of Vincennes, Refunding RB, Southwest Industrial Regional Youth Village Factory Project, 6.25%, 1/01/29 (a)	485	469,611
County of Allen RB, StoryPoint Fort Wayne Project:
6.63%, 1/15/34 (a)	100	103,234
6.75%, 1/15/43 (a)	200	206,446
6.88%, 1/15/52 (a)	120	123,854
Indiana Finance Authority:
RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	1,000	1,082,190
Refunding RB, Marquette Project, 4.75%, 3/01/32	270	272,684
Town of Chesterton RB, StoryPoint Chesterton Project, Series A, 6.38%, 1/15/51 (a)	265	267,306

		2,525,325
Iowa — 0.8%
Iowa Finance Authority Refunding RB, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	750	765,390
5.25%, 12/01/25	310	320,035
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.50%, 6/01/42	185	185,004

		1,270,429
Kentucky — 0.6%
Kentucky Economic Development Finance Authority:
Refunding RB, Owensboro Health Project, Series A, 5.25%, 6/01/41	500	559,435
RB, Baptist Healthcare Systems Obligation Project, 5.25%, 8/15/46	415	441,668

		1,001,103
Louisiana — 1.6%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 9/15/44 (a)	475	488,405
Parish of St. John the Baptist RB, Marathon Oil Corp. Projects, Series A, 5.13%, 6/01/37	2,170	2,175,165

		2,663,570
Maryland — 1.6%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 7/01/44	250	252,668
City of Baltimore, Refunding RB, Baltimore Research Park Project, Series A, 4.00%, 9/01/27	100	102,009
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	150	164,790
Maryland Economic Development Corp:

Municipal Bonds	Par (000)	Value
Maryland (continued)
RB, AMT, Green Bonds, Purple Line Light Rail Project, 5.00%, 3/31/51	$620	$684,145
Refunding RB, University of Maryland Project, 5.00%, 7/01/39	100	107,785
Refunding RB, Towson University Project, 5.00%, 7/01/37	700	747,257
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 7/01/40	500	547,935

		2,606,589
Massachusetts — 3.8%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 7/01/44	500	554,410
RB, Emerson College Project, Series A, 5.00%, 1/01/47	500	552,945
RB, Green Bonds, Boston Medical Center Project, 5.00%, 7/01/44	480	519,773
RB, Seven Hills Foundation & Affiliates Project, 5.00%, 9/01/35	250	265,097
RB, Seven Hills Foundation & Affiliates Project, 5.00%, 9/01/45	335	353,613
RB, University of Massachusetts Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,088,750
Refunding RB, Covanta Energy Project, Series B, 4.88%, 11/01/42 (a)	350	350,511
Refunding RB, Emmanuel College Project, Series A, 5.00%, 10/01/35	750	837,600
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A:
4.45%, 12/01/42	640	657,242
4.50%, 12/01/47	1,015	1,044,760

		6,224,701
Michigan — 1.3%
Michigan Finance Authority, Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 7/01/44	250	266,837
Michigan Tobacco Settlement Finance Authority, RB, Turbo Project, Series A, 6.88%, 6/01/42	500	518,670
Wayne County Airport Authority, RB:
AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	275,858
Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	553,440
Series D, 5.00%, 12/01/40	500	561,635

		2,176,440
Minnesota — 0.8%
City of Brooklyn Park, RB, Athlos Leadership Academy Project, 5.25%, 7/01/30	350	353,871
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 7/01/37	605	636,454
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Hmong College Prep Academy Project, Series E, 5.50%, 9/01/36	310	316,011

		1,306,336
Missouri — 0.8%
Kansas City IDA, Refunding RB, Kansas City United Methodist Church Project:
5.75%, 11/15/36 (a)	220	216,601
6.00%, 11/15/46 (a)	155	154,519
6.00%, 11/15/51 (a)	100	97,871

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	3

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Missouri (continued)
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 5/01/35	$400	$401,636
St Louis County IDA, Refunding RB, Nazareth Living Center Project, 4.15%, 8/15/21	355	355,014

		1,225,641
Montana — 0.2%
Montana Board of Housing, RB, State Single Family Housing Project, Series A-2, 4.00%, 12/01/45	225	231,043
Nebraska — 0.3%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	553,035
New Jersey — 7.5%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/22	850	923,670
5.25%, 11/01/39	250	255,630
5.25%, 11/01/44	560	569,503
Essex County Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	250	251,308
New Jersey EDA:
RB, AMT, Continental Airlines, Inc. Project, 4.88%, 9/15/19	650	684,950
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 4/01/31	100	115,287
RB, AMT, Private Activity — The Goethals Project, 5.38%, 1/01/43	500	558,135
RB, Leap Academy Charter School Project, Series A, 6.20%, 10/01/44	150	151,375
RB, Provident Group-Kean Properties Project, 5.00%, 7/01/32	200	219,982
RB, Series WW, 5.25%, 6/15/40	1,000	1,042,210
Refunding RB, 5.00%, 6/15/23	200	218,826
Refunding RB, 5.00%, 6/15/24	480	522,658
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 8/01/49 (a)	250	250,270
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health Obligated Project, 4.25%, 7/01/44	395	413,510
Barnabas Health Obligated Project, 5.00%, 7/01/44	220	242,636
St. Joseph’s Healthcare System Obligated Project, 5.00%, 7/01/41	1,250	1,356,513
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,000	1,119,890
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Notes, Series A-1, 5.00%, 6/15/28	1,700	1,840,097
Transportation Program, Series AA, 5.00%, 6/15/38	325	331,708
Transportation Program, Series AA, 5.25%, 6/15/41	205	214,627
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	1,070	1,048,600

		12,331,385
New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	325	355,374
New York — 8.6%
Build NYC Resource Corp., Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 1/01/35 (a)	285	306,375

Municipal Bonds	Par (000)	Value
New York (continued)
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	$1,000	$1,026,720
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 5/01/44	195	209,568
Dutchess County Industrial Development Agency, Refunding RB, Bard College Civic Facility Project, Series A-1, 5.00%, 8/01/46	530	446,006
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 6/01/45	495	490,347
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 7/01/44	500	538,820
MTA Hudson Rail Yards Trust Obligations, RB, Series A, 5.00%, 11/15/56	955	1,055,132
Nassau County Tobacco Settlement Corp, Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	240	237,029
New York Counties Tobacco Trust IV, Refunding RB, Series A:
6.25%, 6/01/41 (a)	550	571,884
5.00%, 6/01/42	915	895,565
5.00%, 6/01/45	225	216,414
New York Counties Tobacco Trust VI, Refunding RB, 5.00%, 6/01/51	500	519,300
New York Liberty Development Corp.:
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	1,000	1,069,210
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	164,659
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	119,130
New York State Dormitory Authority, Refunding RB, Orange Regional Medical Center Project, 5.00%, 12/01/35 (a)	215	236,524
New York Transportation Development Corp.:
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 7/01/34	500	548,825
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 7/01/41	1,470	1,596,582
Refunding RB, AMT, American Airlines, Inc. Project, 5.00%, 8/01/20	400	430,996
Refunding RB, AMT, American Airlines, Inc. Project, 5.00%, 8/01/21	200	219,206
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	347	371,010
Westchester County Local Development Corp., Refunding RB:
Kendal on the Hudson Project, 5.00%, 1/01/34	1,080	1,172,837
Wartburg Senior Housing Project, Series A, 5.00%, 6/01/30 (a)	250	250,570
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C:
4.00%, 6/01/42	995	1,003,915
5.13%, 6/01/51	500	507,555

		14,204,179
North Carolina — 1.2%
County of Johnston, RB, Series A, 3.00%, 4/01/37	425	406,853
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1- 77, 5.00%, 6/30/54	115	121,709
North Carolina Housing Finance Agency, RB, State Single Family Housing Project, Series 38-B, 3.95%, 1/01/41	900	919,629

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	$250	$257,062
Town of Mooresville, Special Assessment Bonds, 5.38%, 3/01/40 (a)	250	251,492

		1,956,745
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2, 5.88%, 6/01/47	1,000	973,860
Butler County Port Authority, RB, Storypoint Fairfield Project, 6.38%, 1/15/43 (a)	435	437,606
County of Cuyahoga, Refunding RB, Metro Health System Project, 5.50%, 2/15/52	885	979,704
County of Franklin, RB, OPRS Communities Obligation Group Project, Series S, 6.13%, 7/01/40	585	647,841
County of Hamilton, RB, Improvement, Life Enriching Community Project, 5.00%, 1/01/46	305	322,968
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	335	339,814
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 6/30/53	370	396,688

		4,098,481
Oklahoma — 3.4%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 9/01/37	2,000	2,211,980
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc. — Cross Village Student Housing Project, 5.00%, 8/01/47	1,500	1,636,455
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 6/01/35 (c)	615	663,825
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	965	1,046,079

		5,558,339
Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, Series A, 0.00%, 6/15/38 (b)	275	114,485
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	159,631
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A, 5.38%, 7/01/45	250	254,585
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community Project, Series S, 5.00%, 11/15/36	300	316,284

		844,985
Pennsylvania — 7.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 5/01/42 (a)	295	306,033
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 4/01/33	250	255,062
Montgomery County IDA:
First Mortgage RB, NHS III Properties Project, 6.50%, 10/01/37	215	215,241

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 1/15/45	$500	$536,300
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	170	171,671
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 7/01/45	250	267,855
Northampton County General Purpose Authority, Refunding RB, Lafayette College Project, 4.00%, 11/01/34	3,000	3,174,450
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 7/01/32	150	173,190
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 6/30/42	1,625	1,799,882
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	535,915
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 7/15/38	250	271,110
Pennsylvania Housing Finance Agency, RB, State Single Family Housing Project, Series 123B, 4.00%, 10/01/42	2,125	2,169,455
Pennsylvania Turnpike Commission, RB:
Series B, 5.25%, 12/01/44	1,000	1,123,180
Sub-Series A, 5.50%, 12/01/42	660	780,232
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 4/01/45	500	563,165
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 7/01/42	130	139,651

		12,482,392
Puerto Rico — 1.6%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.38%, 5/15/33	35	35,114
5.50%, 5/15/39	630	632,986
5.63%, 5/15/43	1,090	1,090,687
Commonwealth of Puerto Rico:
GO, Refunding, Series A, 8.00%, 7/01/35 (d)(e)	380	230,375
GO, Refunding, Series A, 5.50%, 7/01/39 (d)(e)	145	85,912
GO, Series A, 6.00%, 7/01/38 (d)(e)	160	96,600
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
6.00%, 7/01/38	215	174,971
6.00%, 7/01/44	355	287,561

		2,634,206
Rhode Island — 1.8%
Rhode Island Health & Educational Building Corp., Refunding RB, (BAM), Series E, 4.00%, 5/15/33	500	533,190
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	400	433,972
Series A, 5.00%, 6/01/40	100	107,712
Series B, 4.50%, 6/01/45	750	756,442
Series B, 5.00%, 6/01/50	1,040	1,069,401

		2,900,717

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	5

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
South Carolina — 2.3%
South Carolina Jobs EDA, Refunding RB, The Woodlands at Furman Project, 4.00%, 11/15/27	$185	$183,907
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/55	500	560,835
South Carolina State Public Service Authority:
RB, Obligations, Series A, 5.50%, 12/01/54	1,005	1,118,877
Refunding RB, Series E, 5.25%, 12/01/55	1,650	1,844,337

		3,707,956
Tennessee — 0.6%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	265,428
Knox County Health Educational & Housing Facility Board, Refunding RB, Facilities Board-University Health Project, 5.00%, 4/01/36	690	768,218

		1,033,646
Texas — 4.2%
Bexar County Health Facilities Development Corp., Refunding RB, Army Retirement Residence Foundation Project, 5.00%, 7/15/26	250	289,360
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 1/01/46	175	204,635
Series A, 5.00%, 1/01/45	500	561,975
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 8/15/37	200	221,424
5.00%, 8/15/42	250	275,445
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 7/15/35	100	106,287
Refunding RB, AMT, Series C, 5.00%, 7/15/20	140	150,786
Refunding RB, AMT, United Airlines, Inc. Project, 4.75%, 7/01/24	500	542,430
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 7/01/29	500	536,745
City of San Antonio Airport System, RB, AMT, 5.00%, 7/01/45	500	552,320
County of Hays, Special Assessment Bonds, La Cima Import District Project, 7.00%, 9/15/45	250	251,587
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	465	477,355
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 2/15/42	250	258,997
New Hope Cultural Education Facilities Corp.:
RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	250	256,170
Refunding RB, Jubilee Academic Center Project, Series A, 4.00%, 8/15/26 (a)	775	766,212
Newark Higher Education Finance Corp., RB, Christian Schools, Inc. Project, Series A, 5.50%, 8/15/35 (a)	250	252,755
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 1/01/40	250	278,812
Tarrant County Cultural Education Facilities Finance Corp.:
RB, Buckingham Senior Living Community Project, 5.50%, 11/15/45	350	365,974
Refunding RB, Barton Creek Senior Living Center Project, 4.75%, 11/15/35	250	255,940

Municipal Bonds	Par (000)	Value
Texas (continued)
Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	$250	$263,997

		6,869,206
Utah — 0.7%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 7/15/49 (a)	545	549,360
Spectrum Academy Project, 6.00%, 4/15/45 (a)	500	518,370

		1,067,730
Virginia — 2.0%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 3/01/26	120	120,586
5.13%, 3/01/31	230	229,653
Cherry Hill Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	260,130
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 7/01/51	810	905,118
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	409,684
Lower Magnolia Green Community Development Authority, Special Assessment Bonds:
5.00%, 3/01/35 (a)	245	250,591
5.00%, 3/01/45 (a)	100	101,501
Tobacco Settlement Financing Corp., RB, Senior, Series B1, 5.00%, 6/01/47	680	665,509
Virginia College Building Authority:
RB, Green Bonds, Marymount University Project, 5.00%, 7/01/45 (a)	250	260,180
Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45 (a)	100	104,072

		3,307,024
Washington — 0.7%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	250	257,390
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	213,878
Series A, 5.00%, 12/01/30	200	201,920
Port of Seattle RB, AMT, Series C, 5.00%, 4/01/40	250	278,225
Washington State Housing Finance Commission, Refunding RB, Skyline 1st Hill Project, 6.00%, 1/01/45 (a)	210	209,019

		1,160,432
Wisconsin — 2.7%
Public Finance Authority:
RB, American Dream @ Meadowlands Project, 6.25%, 8/01/27 (a)	320	327,085
RB, Delray Beach Radiation Therapy Project, 7.00%, 11/01/46 (a)	155	156,883
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.00%, 12/01/45	340	355,919
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.15%, 12/01/50	210	219,561
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	152,193

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Refunding RB, AMT, Celanese Project, Series C, 4.30%, 11/01/30	$100	$103,795
Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 7/01/42	750	778,365
Refunding RB, Celanese Project, Series D, 4.05%, 11/01/30	100	103,453
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Project, 4.00%, 4/01/39	2,050	2,089,770
Wisconsin Housing & Economic Development Authority, RB, WHPC Madison Pool Project, Series A, 4.55%, 7/01/37	165	170,768

		4,457,792
Total Municipal Bonds — 91.2%		150,143,419

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Illinois — 1.1%
Illinois State Toll Highway Authority RB:
Series A, 5.00%, 1/01/40	660	741,820
Series C, 5.00%, 1/01/38	1,000	1,120,402

		1,862,222
New York — 4.8%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,032,445
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,500	1,741,841
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 3/15/36	3,330	3,906,423
Port Authority of New York & New Jersey Refunding, RB, 194th Series, 5.25%, 10/15/55	1,000	1,156,014

		7,836,723

Municipal Bonds Transferred to Tender Option Bond Trusts	Par (000)	Value
North Carolina — 0.7%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	$ 1,000	$1,139,710
Washington — 0.9%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45	1,340	1,511,009
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.5%		12,349,664
Total Long-Term Investments (Cost — $157,715,918) — 98.7%		162,493,083

Short-Term Securities	Shares
Money Market Fund — 3.7%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.66% (g)	6,191,725	6,191,725

Municipal Bonds	Par (000)
New York — 0.6%
Town of Oyster Bay, GO:
BAN, Series A, 3.50%, 6/01/18	$675	683,964
BAN, Series B, 3.50%, 2/02/18	115	116,197
BAN, Series C, 2.50%, 6/01/18	85	85,383
RAN, 2.50%, 2/23/18	60	60,308
Total Municipal Bonds — 0.6%		945,852
Total Short-Term Securities (Cost — $7,132,377) — 4.3%		7,137,577
Total Investments (Cost — $164,848,295*) — 103.0%		169,630,660
Other Assets Less Liabilities — 3.6%		5,943,068
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.6)%		(10,856,184)

Net Assets — 100.0%		$164,717,544

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$158,246,825

Gross unrealized appreciation	$11,863,666
Gross unrealized depreciation	(479,831)

Net unrealized appreciation	$11,383,835

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.

(c)	Variable rate security. Rate as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)	Current yield as of period end.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	7

Schedule of Investments (concluded)	Series E Portfolio

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(43)	U.S. Treasury Bonds (30 Year)	September 2017	$6,608,563	$(44,779)
(49)	U.S. Treasury Notes (10 Year)	September 2017	$6,151,031	18,892
1	U.S. Treasury Notes (5 Year)	September 2017	$ 117,836	(478)
(17)	U.S. Ultra Treasury Bonds	September 2017	$2,819,875	(44,389)
Total				$(70,754)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$162,493,083	—	$162,493,083
Short-Term Securities	$6,191,725	945,852	—	7,137,577

Total	$6,191,725	$163,438,935	—	$169,630,660

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$18,892	—	—	$18,892
Liabilities:
Interest rate contracts	(89,646)	—	—	(89,646)
Total	$(70,754)	—	—	$(70,754)

[1]	See above Schedule of Investments for values in each security type.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $6,625,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2017, there were no transfers between levels.

8	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.43%, 6/15/27 (a)(b)(c)	$1,740	$1,742,175
Invitation Homes Trust, Series 2014-SFR3, Class A, 2.41%, 12/17/31 (a)(b)	114	114,172
Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)	1,381	1,387,730
SMB Private Education Loan Trust, Series 2015-C, Class A3, 3.11%, 8/16/32 (a)(b)	1,000	1,048,988
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.42%, 5/17/32 (a)(b)	1,068	1,073,708
Total Asset-Backed Securities — 0.9%		5,366,773

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.7%
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 2.59%, 11/15/33 (a)(b)(c)	640	641,324
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	3,050	3,061,888
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.49%, 7/05/33 (a)(b)	2,600	2,599,998
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class A, 3.36%, 4/10/29 (a)	1,750	1,772,385
Series 2016-HEAT, Class D, 5.67%, 4/10/29 (a)(b)	1,330	1,350,961
Chicago Skyscraper Trust, Series 2017-SKY, Class D, 3.66%, 2/15/30 (a)(b)	2,190	2,217,412
Credit Suisse Mortgage Capital Certificates, Series 2016-MFF, Class A, 2.76%, 11/15/33 (a)(b)	570	571,777
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.50%, 12/15/34 (a)(b)	3,600	3,652,547
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-JPS, Class D, 4.80%, 3/15/50 (a)(b)	1,860	1,809,531
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.86%, 7/15/36 (a)(b)	700	704,144
LMREC, Inc., Series 2016-CRE2, Class A, 2.71%, 11/24/31 (a)(b)	620	624,650
Morgan Stanley Capital I Trust, Series 2017-PRME, Class D, 4.56%, 2/15/34 (a)(b)	610	611,364
Olympic Tower Mortgage Trust, Series 2017-OT, Class D, 4.08%, 5/10/39 (a)(b)	1,160	1,160,438
RAIT Trust, Series 2017-FL7, Class A, 2.10%, 6/15/37 (a)(b)	1,630	1,630,000

		22,408,419
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 1.06%, 9/15/48 (b)	1,765	98,691
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.92%, 5/10/58 (b)	5,506	625,247

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust, Series 2015-CR24, Class XA, 1.01%, 8/10/48 (b)	$7,153	$380,759
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)	22,150	735,712
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)	18,600	590,236
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)	9,300	558,631
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.70%, 9/15/37 (a)(b)	26,000	963,560
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.65%, 5/10/49 (b)	8,350	825,535
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	136,361	507,098
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.17%, 4/10/47 (b)	871	45,792
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, 1.50%, 2/15/48 (b)	23,740	1,587,982
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class XA, 1.09%, 10/15/47 (b)	1,355	45,378
Series 2016-C29, Class XA, 1.81%, 5/15/49 (b)	3,370	355,340

		7,319,961
Total Non-Agency Mortgage-Backed Securities — 4.9%		29,728,380

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.4%
Fannie Mae, Series 2011-8, Class ZA, 4.00%, 2/25/41	2,584	2,715,047
Collateralized Mortgage Obligations — 0.9%
Freddie Mac, Series 4253, Class DZ, 4.75%, 9/15/43	1,239	1,344,574
Ginnie Mae:
Series 2014-107, Class WX, 6.80%, 7/20/39 (b)	1,325	1,529,060
Series 2014-12, Class ZA, 3.00%, 1/20/44	1,329	1,281,972
Series 2014-62, Class Z, 3.00%, 4/20/44	1,100	1,079,102

		5,234,708

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	1

Schedule of Investments (continued)	Series M Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 2.0%
Fannie Mae, Series, 2015-M1, Class A2, 2.53%, 9/25/24	$12,000	$11,904,320
Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae, Series 2015-66, Class AS, 5.03%, 9/25/45 (b)	11,537	1,839,088
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Fannie Mae:
Series 2012-M9, Class X1, 4.14%, 12/25/17 (b)	2,098	17,747
Series 2013-10, Class PI, 3.00%, 2/25/43 (b)	3,214	343,340
Freddie Mac:
Series K041, Class X1, 0.69%, 10/25/24 (b)	13,598	469,436
Series K042, Class X1, 1.19%, 12/25/24 (b)	4,053	266,052
Series K718, Class X1, 0.77%, 1/25/22 (b)	2,204	55,547
Series KC01, Class X1, 0.85%, 12/25/22 (b)	7,481	190,048
Ginnie Mae:
Series 2016-113, Class IO, 1.19%, 2/16/58 (b)	7,127	630,808
Series 2016-137, Class IO, 0.95%, 10/16/56 (b)	5,933	453,987
Series 2016-140, Class IO, 0.94%, 5/16/58 (b)	5,840	438,053
Series 2016-143, Class IO, 0.97%, 10/16/56 (b)	5,323	421,352
Series 2016-152, Class IO, 0.98%, 8/15/58 (b)	17,313	1,412,090
Series 2017-35, Class IO, 0.71%, 5/16/59 (b)	2,619	184,516
Series 2017-53, Class IO, 0.69%, 11/16/56 (b)	17,749	1,188,834
Series 2017-54, Class IO, 0.68%, 12/16/58 (b)	7,983	562,086
Series 2017-61, Class IO, 0.77%, 5/16/59 (b)	4,313	369,837

		7,003,733
Mortgage-Backed Securities — 137.2%
Fannie Mae Mortgage-Backed Securities:
2.00%, 7/01/32 (d)	1,500	1,467,715
2.50%, 4/01/30-7/01/32 (d)	36,347	36,568,720
3.00%, 1/01/27-7/01/47 (d)	124,567	125,864,776
3.50%, 9/01/28-7/01/47 (d)	110,486	114,100,800
4.00%, 2/01/29-7/01/47 (d)	78,179	82,772,708
4.50%, 5/01/24-7/01/47 (d)	28,028	30,198,198
5.00%, 2/01/35-7/01/47 (d)	11,510	12,603,815
5.50%, 5/01/34-3/01/40	6,304	7,057,060
6.00%, 2/01/38-7/01/41	6,016	6,828,868
6.50%, 5/01/36-1/01/38	72	79,385
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/30-7/01/32 (d)	11,864	11,937,584
3.00%, 10/01/27-7/01/47 (d)	78,830	79,055,970
3.50%, 10/01/25-7/01/47 (d)	50,376	51,909,958
4.00%, 8/01/40-7/01/47 (d)	36,698	38,653,235
4.50%, 4/01/18-7/01/47 (d)	14,144	15,153,862
5.00%, 5/01/28-11/01/41	2,669	2,918,969
5.50%, 1/01/28-6/01/41	949	1,055,098
6.00%, 8/01/28-7/01/47 (d)	1,297	1,461,393
Ginnie Mae Mortgage-Backed Securities:
2.50%, 7/15/47 (d)	1,960	1,911,840
3.00%, 7/15/47 (d)	44,431	44,878,780
3.50%, 1/15/42-7/15/47 (d)	84,462	87,589,417
4.00%, 9/20/40-7/15/47 (d)	53,132	56,061,176

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 9/20/39-7/20/47 (d)	$13,430	$14,433,371
5.00%, 7/15/33-7/20/44	2,810	3,089,323
5.50%, 7/15/38-12/20/41	1,434	1,589,055

		829,241,076
Total U.S. Government Sponsored Agency Securities — 142.0%		857,937,972
Total Long-Term Investments (Cost — $895,072,165) — 147.8%		893,033,125

Short-Term Securities	Shares
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.76% (e)	21,818,472	21,818,472
Total Short-Term Securities (Cost — $21,818,472) — 3.6%		21,818,472

Options Purchased
(Cost — $85,252) — 0.0%		94,125
Total Investments Before TBA Sale Commitments (Cost — $916,975,889*) — 151.4%		914,945,722

TBA Sale Commitments (d)	Par (000)
Mortgage-Backed Securities — (51.6)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/32	$4,441	(4,458,098)
3.00%, 7/01/32-7/01/47	71,953	(72,678,479)
3.50%, 7/01/32-7/01/47	75,970	(53,192,311)
4.00%, 7/01/47	37,334	(39,227,520)
4.50%, 7/01/47	11,842	(12,695,130)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/47	33,363	(33,290,481)
3.50%, 7/01/47	9,726	(9,991,685)
4.00%, 7/01/47	13,512	(14,210,453)
4.50%, 7/01/47	5,380	(5,763,392)
5.00%, 7/01/47	1,450	(1,574,961)
6.00%, 7/01/47	1,200	(1,347,946)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/47	430	(434,334)
3.50%, 7/15/47	28,628	(29,652,565)
4.00%, 7/15/47	29,366	(30,879,129)
4.50%, 7/15/47	2,181	(2,317,994)
Total TBA Sale Commitments (Proceeds — $312,978,845) — (51.6)%		(311,714,478)
Total Investments Net of TBA Sale Commitments — 99.8%		603,231,244
Other Assets Less Liabilities — 0.2%		1,244,270

Net Assets — 100.0%		$604,475,514

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series M Portfolio

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$916,989,216

Gross unrealized appreciation	$2,902,967
Gross unrealized depreciation	(4,946,461)

Net unrealized depreciation	$(2,043,494)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(23,011,154)	$ 93,874
BNP Paribas Securities Corp.	$(444,662)	$ 1,008
Citigroup Global Markets, Inc.	$(15,026,904)	$ 82,478
Credit Suisse Securities (USA) LLC	$33,597,726	$(183,279)
Daiwa Capital Markets America, Inc.	$4,487,100	$ (31,710)
Deutsche Bank Securities, Inc.	$(85,061)	$ 4,155
Goldman Sachs & Co.	$(20,766,956)	$ 154,202
J.P. Morgan Securities LLC	$11,092,190	$ (54,170)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,531,736)	$ 45,537
Mizuho Securities USA, Inc.	$(4,116,344)	$ 18,986
Morgan Stanley & Co. LLC	$(4,028,549)	$ (41,323)
Nomura Securities International, Inc.	$(2,090,378)	$ 7,338
RBC Capital Markets, LLC	$14,965,789	$ (98,063)
Wells Fargo Securities, LLC	$(3,581,089)	$ 33,661

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(5)	Euro Dollar	September 2017	$1,233,063	$ (1,019)
(27)	U.S. Treasury Bonds (30 Year)	September 2017	$4,149,563	(40,100)
236	U.S. Treasury Notes (10 Year)	September 2017	$29,625,375	(253,089)
(86)	U.S. Treasury Notes (5 Year)	September 2017	$10,133,891	21,642
(4)	Euro Dollar	December 2017	$985,250	445
(4)	Euro Dollar	March 2018	$984,400	(104,289)
(133)	Euro Dollar	June 2018	$32,706,363	(88,830)
(4)	Euro Dollar	September 2018	$982,900	245
(4)	Euro Dollar	December 2018	$982,000	95
(129)	Euro Dollar	March 2019	$31,651,763	(28,238)
Total				$(493,138)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
Euro Dollar (1 Year) Mid-Curve	Put	10/13/17	$98.13	251	$50,200
Euro Dollar (2 Year) Mid-Curve	Put	10/13/17	$97.75	251	43,925
Total					$94,125

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	3

Schedule of Investments (continued)	Series M Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation
2.38%[1]	3-month LIBOR	4/24/45	$ 800	$ 22,916
2.39%[1]	3-month LIBOR	4/24/45	$ 800	21,132
2.42%[1]	3-month LIBOR	4/24/45	$ 820	16,483
2.42%[1]	3-month LIBOR	4/24/45	$ 760	14,863
2.83%[2]	3-month LIBOR	7/10/45	$ 3,030	224,863
Total				$300,257

[1] The Fund pays the fixed rate and receives the floating rate.
[2] The Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation technologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (concluded)	Series M Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,624,598	$1,742,175	$5,366,773
Non-Agency Mortgage-Backed Securities	—	29,087,056	641,324	29,728,380
U.S. Government Sponsored Agency Securities	—	857,937,972	—	857,937,972
Short-Term Securities	$21,818,472	—	—	21,818,472
Options Purchased:
Interest rate contracts	94,125	—	—	94,125
Liabilities:
Investments:
TBA Sale Commitments	—	(311,714,478)	—	(311,714,478)

Total	$21,912,597	$578,935,148	$2,383,499	$603,231,244

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$22,427	$300,257	—	$322,684
Liabilities:
Interest rate contracts	(515,565)	—	—	(515,565)
Total	$(493,138)	$300,257	—	$(192,881)

[1] Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	5

Schedule of Investments June 30, 2017 (Unaudited)	Series P Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 29.5%
BlackRock Allocation Target Shares: Series S Portfolio	3,619,957	$34,498,187

Value
Total Affiliated Investment Companies
(Cost — $35,281,762*) — 29.5%	$34,498,187
Other Assets Less Liabilities — 70.5%	82,333,480

Net Assets — 100.0%	$116,831,667

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$35,281,762

Gross unrealized appreciation	—
Gross unrealized depreciation	$(783,575)

Net unrealized depreciation	$(783,575)

(a)	During the period ended June 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2017	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Allocation Target Shares: Series S Portfolio	3,844,957	—	225,000	3,619,957	$34,498,187	$222,228	$(63,790)	$65,243

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(497)	U.S. Treasury Notes (10 Year)	September 2017	$62,389,031	$186,288
(8)	U.S. Treasury Notes (2 Year)	September 2017	$1,728,875	1,405
24	U.S. Treasury Notes (5 Year)	September 2017	$2,828,063	(6,714)
(28)	U.S. Ultra Treasury Bonds (10 Year)	September 2017	$3,774,750	24,089
Total				$205,068

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.30%[1]	3-month LIBOR	8/12/18	$36,000	$ (57,008)
2.29%[1]	3-month LIBOR	8/15/26	$22,000	(207,338)
2.23%[1]	3-month LIBOR	4/24/27	$26,460	25,461
2.27%[1]	3-month LIBOR	5/18/27	$ 6,500	(12,700)
Total				$(251,585)

[1]	The Fund pays the fixed rate and receives the floating rate.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	1

Schedule of Investments (concluded)	Series P Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$34,498,187	—		—	$34,498,187

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$211,782	$25,461		—	$237,243
Liabilities:
Interest rate contracts	(6,714)	(277,046)		—	(283,760)
Total	$205,068	$(251,585)	$	—	$(46,517)

[1]	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Class C, 2.72%, 9/09/19	$161	$161,815
Series 2013-5, Class C, 2.29%, 11/08/19	494	495,435
Series 2016-3, Class A3, 1.46%, 5/10/21	1,790	1,784,815
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.86%, 9/15/26 (a)(b)(c)	350	350,000
Atrium X, Series 10A, Class AR, 2.04%, 7/16/25 (a)(b)	3,000	3,003,400
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	693	687,654
BlueMountain CLO Ltd., Series 2013-4A, Class AR, 2.17%, 4/15/25 (a)(b)	2,500	2,500,732
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 6/15/22	1,300	1,288,961
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 2.61%, 1/20/29 (a)(b)	1,000	1,010,863
CarMax Auto Owner Trust:
Series 2015-3, Class A4, 1.98%, 2/16/21	2,550	2,558,240
Series 2016-2, Class A3, 1.52%, 2/16/21	420	419,146
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21	2,379	2,371,689
Series 2015-A4, Class A4, 1.84%, 4/15/22	1,180	1,179,861
Series 2016-A2, Class A, 1.37%, 6/15/21	3,500	3,477,440
Series 2016-A4, Class A4, 1.49%, 7/15/22	4,305	4,254,648
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (a)	1,501	1,499,605
CIFC Funding Ltd., Series 2014-2A, Class A1LR, 2.39%, 5/24/26 (a)(b)(c)	4,000	4,000,160
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 8/15/21	770	768,592
Series 2016-C, Class A3, 1.44%, 12/15/21	1,340	1,330,478
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (a)	3,310	3,321,743
Series 2016-3A, Class A, 2.15%, 4/15/24 (a)	2,200	2,195,420
Discover Card Execution Note Trust:
Series 2015-A2, Class A, 1.90%, 10/17/22	1,000	1,001,244
Series 2016-A4, Class A4, 1.39%, 3/15/22	3,000	2,974,812
Dryden XXIV Senior Loan Fund, Series 2012-24RA, Class AR, 2.47%, 11/15/23 (a)(b)	1,751	1,752,875
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74%, 2/22/22 (a)	1,104	1,102,445
Series 2016-2, Class A3, 2.04%, 2/22/22 (a)	530	527,779
Series 2017-1, Class A2, 2.13%, 7/20/22 (a)	260	260,432
Series 2017-1, Class A3, 2.60%, 7/20/22 (a)	210	210,903
Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	680	672,033
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, 2.54%, 3/15/27 (a)(b)(c)	610	606,106

Asset-Backed Securities	Par (000)	Value
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, 1/18/23	$640	$633,487
Mercedes-Benz Receivables Trust, Series 2016-1, Class A4, 1.46%, 12/15/22	2,000	1,977,613
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 6/15/21	1,090	1,083,931
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	417	417,346
PFS Financing Corp.:
Series 2015-AA, Class A, 1.78%, 4/15/20 (a)(b)	1,600	1,599,676
Series 2016-BA, Class A, 1.87%, 10/15/21 (a)	190	189,123
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77%, 9/15/20	140	140,038
SLM Private Credit Student Loan Trust, Series 2003-B, Class A2, 1.65%, 3/15/22 (b)	43	43,075
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 3.66%, 1/15/43 (a)(b)	2,000	2,076,707
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	549	554,910
Series 2013-A, Class A2B, 2.21%, 5/17/27 (a)(b)	1,984	1,998,468
SLM Student Loan Trust, Series 2013-4, Class A, 1.77%, 6/25/43 (b)	409	408,355
SMB Private Education Loan Trust:
Series 2015-A, Class A1, 1.76%, 7/17/23 (a)(b)	265	265,638
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)	768	761,348
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 2.19%, 3/25/33 (a)(b)	1,692	1,718,093
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)	1,439	1,440,965
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)	646	652,060
Series 2016-A, Class A2, 2.76%, 12/26/36 (a)	2,123	2,143,971
Series 2016-C, Class A2B, 2.36%, 12/27/32 (a)	150	148,857
Series 2016-D, Class A2A, 1.53%, 4/25/33 (a)	263	263,087
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)	130	128,842
Series 2016-E, Class A2B, 2.49%, 1/25/36 (a)	460	459,054
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	955	963,638
Synchrony Credit Card Master Note Trust:
Series 2015-1, Class A, 2.37%, 3/15/23	1,185	1,196,795
Series 2016-3, Class A, 1.58%, 9/15/22	2,350	2,333,897
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 4/25/56 (a)(b)	621	619,261
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 5/20/25 (a)	201	200,572
World Financial Network Credit Card Master Trust:
Series 2012-A, Class A, 3.14%, 1/17/23	2,065	2,110,254
Series 2012-D, Class B, 3.34%, 4/17/23	330	335,620
Total Asset-Backed Securities — 40.0%		74,634,007

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	1

Schedule of Investments (continued)	Series S Portfolio

Capital Trusts	Par (000)	Value
Aerospace & Defense — 0.7%
United Technologies Corp., 1.78%, 5/04/18 (d)	$1,325	$1,326,700
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 7/01/20	110	110,568
Total Capital Trusts — 0.8%		1,437,268

Corporate Bonds
Aerospace & Defense — 0.2%
Lockheed Martin Corp., 2.50%, 11/23/20	400	405,491
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	20	19,804
Airlines — 0.4%
Delta Air Lines, Inc.:
2.88%, 3/13/20	133	134,739
3.63%, 3/15/22	225	230,982
Virgin Australia Trust, Series 2013-1A, 5.00%, 4/23/25 (a)	322	335,451

		701,172
Automobiles — 1.5%
Daimler Finance North America LLC, 1.50%, 7/05/19 (a)(e)	1,750	1,733,337
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (a)(e)	1,115	1,113,893

		2,847,230
Banks — 14.3%
ANZ New Zealand International Ltd., 2.88%, 1/25/22 (a)	615	620,297
Australia & New Zealand Banking Group Ltd., 2.55%, 11/23/21	450	450,481
Bank of America Corp.:
3.12%, 1/20/23 (b)	675	682,412
2.88%, 4/24/23 (b)	1,105	1,107,042
Bank of Montreal, 2.10%, 12/12/19	325	325,694
Barclays PLC:
3.68%, 1/10/23	785	805,456
4.38%, 9/11/24	500	506,005
BB&T Corp., 2.45%, 1/15/20 (e)	1,500	1,516,757
BNP Paribas SA, 3.80%, 1/10/24 (a)(e)	785	817,516
Citibank NA, 1.73%, 6/12/20 (b)	250	250,637
Citigroup, Inc.:
2.45%, 1/10/20	220	221,323
2.90%, 12/08/21	515	520,219
2.75%, 4/25/22	330	329,478
Citizens Bank N.A.:
2.30%, 12/03/18	335	336,207
2.45%, 12/04/19 (e)	1,250	1,260,657
2.55%, 5/13/21	250	250,138
Commonwealth Bank of Australia, 2.25%, 3/10/20 (a)	600	601,293
Fifth Third Bank:
2.38%, 4/25/19 (e)	1,250	1,258,325
1.63%, 9/27/19	455	450,561
HSBC Holdings PLC, 2.95%, 5/25/21 (e)	1,925	1,949,480
Huntington Bancshares, Inc., 2.30%, 1/14/22	500	492,490
Huntington National Bank, 2.88%, 8/20/20	665	676,315
ING Bank NV, 5.80%, 9/25/23 (a)	485	547,658
ING Groep NV, 3.15%, 3/29/22	210	214,000

Corporate Bonds	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.:
2.75%, 6/23/20 (e)	$1,000	$1,016,709
2.55%, 3/01/21 (e)	700	703,439
2.06%, 4/25/23 (b)	930	930,614
KeyBank N.A., 2.50%, 11/22/21 (e)	1,000	1,003,191
Lloyds Bank PLC, 2.70%, 8/17/20	550	557,838
Lloyds Banking Group PLC:
3.00%, 1/11/22	420	424,148
4.50%, 11/04/24	475	494,644
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	401	406,956
Mizuho Financial Group, Inc., 2.95%, 2/28/22	465	469,004
Royal Bank of Canada, 2.75%, 2/01/22	410	416,959
Santander Holdings USA, Inc., 3.70%, 3/28/22 (a)	210	212,714
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/21	375	373,427
2.85%, 1/11/22	605	611,683
Swedbank AB, 2.65%, 3/10/21 (a)	500	505,921
U.S. Bancorp, 2.63%, 1/24/22	500	505,186
Wells Fargo & Co., 3.07%, 1/24/23 (e)	1,405	1,424,683
Westpac Banking Corp., 1.60%, 8/19/19 (e)	530	525,883

		26,773,440
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19 (e)	1,045	1,047,338
2.65%, 2/01/21 (e)	645	653,648

		1,700,986
Biotechnology — 2.8%
AbbVie, Inc., 2.50%, 5/14/20 (e)	1,120	1,132,984
Amgen, Inc.:
2.20%, 5/22/19 (e)	2,225	2,238,608
2.20%, 5/11/20	650	653,284
Gilead Sciences, Inc.:
2.35%, 2/01/20	405	408,866
2.55%, 9/01/20	545	552,855
1.95%, 3/01/22	320	313,609

		5,300,206
Capital Markets — 6.3%
Bank of New York Mellon Corp., 2.15%, 2/24/20 (e)	1,250	1,257,209
Credit Suisse AG, 2.30%, 5/28/19 (e)	1,270	1,278,355
Credit Suisse Group AG, 3.57%, 1/09/23 (a)(e)	625	640,460
Goldman Sachs Group, Inc.:
2.60%, 12/27/20	480	482,556
3.00%, 4/26/22 (e)	1,900	1,914,598
2.91%, 6/05/23 (b)	500	499,008
Moody’s Corp., 2.75%, 7/15/19 (e)	690	699,529
Morgan Stanley:
2.38%, 7/23/19 (e)	3,100	3,121,471
2.65%, 1/27/20	650	656,854
2.63%, 11/17/21	500	499,263
UBS Group Funding Switzerland AG:
2.65%, 2/01/22 (a)	200	199,575
3.49%, 5/23/23 (a)	415	424,588

		11,673,466
Chemicals — 0.6%
Air Liquide Finance SA, 1.75%, 9/27/21 (a)	200	194,704

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Chemicals (continued)
E.I. du Pont de Nemours & Co., 2.20%, 5/01/20	$245	$246,330
Lubrizol Corp., 8.88%, 2/01/19	423	467,014
Sherwin-Williams Co., 2.25%, 5/15/20	205	205,459

		1,113,507
Commercial Services & Supplies — 0.7%
Aviation Capital Group Corp.:
4.63%, 1/31/18 (a)(e)	950	964,698
2.88%, 1/20/22 (a)	295	293,957

		1,258,655
Consumer Finance — 4.9%
Capital One Financial Corp.:
2.45%, 4/24/19 (e)	1,154	1,160,172
2.50%, 5/12/20	475	477,058
Capital One N.A., 2.25%, 9/13/21	500	490,736
ERAC USA Finance LLC, 2.60%, 12/01/21 (a)	350	348,619
Ford Motor Credit Co. LLC:
2.94%, 1/08/19	400	405,141
2.68%, 1/09/20	510	513,426
8.13%, 1/15/20	700	794,803
2.43%, 6/12/20	200	199,936
General Motors Financial Co., Inc.:
3.10%, 1/15/19	470	476,422
3.15%, 1/15/20	610	620,460
3.15%, 6/30/22	1,120	1,121,734
Nissan Motor Acceptance Corp.:
2.00%, 3/08/19 (a)	340	340,260
2.25%, 1/13/20 (a)	795	796,948
Synchrony Financial:
1.88%, 8/15/17 (e)	405	405,089
3.00%, 8/15/19	900	912,688

		9,063,492
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20	505	536,699
3.50%, 5/26/22	170	174,461
BAT International Finance PLC, 2.75%, 6/15/20 (a)(e)	800	810,450
BP Capital Markets PLC:
1.68%, 5/03/19 (e)	570	568,082
3.22%, 11/28/23	465	472,239
CK Hutchison International 16 Ltd., 1.88%, 10/03/21 (a)	295	286,237
Deutsche Telekom International Finance BV, 2.82%, 1/19/22 (a)	400	402,292
Enel Finance International NV, 2.88%, 5/25/22 (a)	200	200,277
Hyundai Capital America:
2.40%, 10/30/18 (a)	140	140,293
2.55%, 4/03/20 (a)	215	214,462
Voya Financial, Inc., 2.90%, 2/15/18 (e)	2,287	2,302,469

		6,107,961
Diversified Telecommunication Services — 1.7%
AT&T Inc., 3.20%, 3/01/22	310	313,779
Verizon Communications, Inc.:
4.50%, 9/15/20 (e)	555	592,874
2.95%, 3/15/22 (a)(e)	1,815	1,827,611
2.45%, 11/01/22 (e)	400	392,086

		3,126,350

Corporate Bonds	Par (000)	Value
Electric Utilities — 1.0%
Emera U.S. Finance LP, 2.15%, 6/15/19	$235	$234,781
FirstEnergy Corp., 2.85%, 7/15/22	159	158,849
Great Plains Energy, Inc., 2.50%, 3/09/20	160	161,493
Ohio Power Co., 6.05%, 5/01/18 (e)	1,275	1,319,704

		1,874,827
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.20%, 4/01/20	290	290,764
Energy Equipment & Services — 0.3%
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)	475	477,819
Equity Real Estate Investment Trusts (REITs) — 1.5%
HCP, Inc., 3.75%, 2/01/19 (e)	800	816,797
Prologis LP, 4.00%, 1/15/18 (e)	1,320	1,328,231
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18	657	657,893

		2,802,921
Food & Staples Retailing — 1.0%
CVS Health Corp.:
2.25%, 8/12/19	131	131,791
2.80%, 7/20/20	155	157,805
2.13%, 6/01/21 (e)	575	567,990
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	950	964,924

		1,822,510
Food Products — 0.6%
Wm. Wrigley Jr. Co.:
2.90%, 10/21/19 (a)(e)	595	604,931
3.38%, 10/21/20 (a)(e)	595	614,173

		1,219,104
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories:
2.00%, 9/15/18	615	616,203
2.90%, 11/30/21	380	384,245
Becton Dickinson and Co., 2.40%, 6/05/20	280	280,452
Medtronic, Inc., 2.50%, 3/15/20 (e)	1,000	1,014,491
Stryker Corp., 2.00%, 3/08/19	315	315,869

		2,611,260
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20	600	635,129
Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 2.80%, 12/15/21	130	131,107
Insurance — 3.5%
AIA Group Ltd., 2.25%, 3/11/19 (a)(e)	500	499,694
American International Group, Inc.:
2.30%, 7/16/19 (e)	655	658,475
3.30%, 3/01/21 (e)	930	956,814
Aon PLC, 2.80%, 3/15/21	560	562,379
AXIS Specialty Finance PLC, 2.65%, 4/01/19 (e)	736	740,252
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	120	120,285
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19 (e)	1,250	1,258,186
MassMutual Global Funding II, 2.00%, 4/15/21 (a)(e)	500	492,568
New York Life Global Funding:
1.95%, 2/11/20 (a)(e)	705	703,516

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	3

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
2.00%, 4/13/21 (a)	$230	$227,963
Prudential Financial, Inc., 6.00%, 12/01/17 (e)	326	331,689

		6,551,821
Internet Software & Services — 0.3%
Baidu, Inc., 2.88%, 7/06/22	300	298,464
eBay, Inc., 2.15%, 6/05/20	290	290,007

		588,471
Media — 2.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.46%, 7/23/22	805	857,700
Comcast Corp., 5.70%, 7/01/19 (e)	25	26,905
Cox Communications, Inc., 6.25%, 6/01/18 (a)(e)	1,000	1,036,864
Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (e)	942	943,264
NBCUniversal Enterprise, Inc., 1.70%, 4/01/21 (a)(b)	300	300,755
Sky PLC:
6.10%, 2/15/18 (a)	278	285,196
2.63%, 9/16/19 (a)(e)	1,255	1,263,490

		4,714,174
Metals & Mining — 0.1%
Newmont Mining Corp., 3.50%, 3/15/22	190	196,481
Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp., 4.85%, 3/15/21	765	816,515
Apache Corp.:
6.90%, 9/15/18	58	61,290
3.25%, 4/15/22	131	132,910
ConocoPhillips Co., 2.20%, 5/15/20	360	361,178
Enbridge, Inc., 2.90%, 7/15/22	275	274,450
Energy Transfer Partners LP, 4.15%, 10/01/20	190	197,335
Enterprise Products Operating LLC, 2.55%, 10/15/19	285	287,461
Kinder Morgan Energy Partners LP:
4.15%, 3/01/22	175	182,326
3.95%, 9/01/22	5	5,166
Pioneer Natural Resources Co.:
7.50%, 1/15/20	45	50,645
3.45%, 1/15/21	385	395,554
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	340	370,149
TransCanada PipeLines Ltd., 1.88%, 1/12/18	365	365,489

		3,500,468
Pharmaceuticals — 2.1%
Allergan Funding SCS, 3.00%, 3/12/20 (e)	2,000	2,042,438
Mylan NV, 2.50%, 6/07/19	125	125,999
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21 (e)	955	943,864
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	760	753,200

		3,865,501
Road & Rail — 3.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.38%, 3/15/18 (a)(e)	2,006	2,029,368
2.50%, 6/15/19 (a)	320	321,627
3.05%, 1/09/20 (a)(e)	1,545	1,575,291
3.38%, 2/01/22 (a)	440	450,729
Ryder System, Inc.:
2.45%, 11/15/18	125	125,785
2.88%, 9/01/20 (e)	1,000	1,011,120

		5,513,920

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (a)	$870	$871,264
3.00%, 1/15/22 (a)	210	211,877
3.63%, 1/15/24 (a)	230	235,290
Lam Research Corp., 2.75%, 3/15/20	138	139,757
NVIDIA Corp., 2.20%, 9/16/21	215	212,603
QUALCOMM, Inc., 2.10%, 5/20/20	360	361,646

		2,032,437
Software — 0.4%
CA, Inc., 3.60%, 8/15/22	265	267,974
Oracle Corp., 3.88%, 7/15/20	500	528,395

		796,369
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (e)	1,668	1,682,271
Tobacco — 2.7%
Altria Group, Inc.:
2.63%, 1/14/20 (e)	1,000	1,015,502
4.75%, 5/05/21 (e)	990	1,079,801
Philip Morris International, Inc.:
1.38%, 2/25/19	135	134,116
4.50%, 3/26/20	325	346,672
1.88%, 2/25/21	160	158,030
Reynolds American, Inc., 3.25%, 6/12/20 (e)	2,203	2,268,072

		5,002,193
Trading Companies & Distributors — 2.5%
Air Lease Corp.:
2.13%, 1/15/18 (e)	940	941,666
2.63%, 9/04/18	110	110,817
3.38%, 1/15/19	500	509,301
3.38%, 6/01/21	155	159,114
2.63%, 7/01/22	650	644,240
GATX Corp.:
6.00%, 2/15/18 (e)	500	512,760
2.50%, 3/15/19 (e)	1,000	1,007,949
International Lease Finance Corp.:
7.13%, 9/01/18 (a)	210	222,253
4.63%, 4/15/21	468	498,114

		4,606,214
Wireless Telecommunication Services — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (a)	200	201,750
Total Corporate Bonds — 65.0%		121,209,271

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series S Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 1.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.41%, 10/25/34 (b)	$10	$10,387
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1.96%, 11/25/34 (b)	3	2,584
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 3.22%, 5/20/34 (b)	87	82,499
JP Morgan Trust:
Series 2015-3, Class A5, 3.50%, 5/25/45 (a)(b)	1,016	1,037,402
Series 2016-2, Class A1, 2.68%, 6/25/46 (a)(b)	853	854,742
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 4/25/57 (a)(b)	1,017	1,018,856
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.44%, 6/25/34 (b)	67	66,733

		3,073,203
Commercial Mortgage-Backed Securities — 15.4%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.08%, 6/11/50 (b)	1,425	1,441,112
BXHTL Mortgage Trust, Series 2015-JWRZ, Class B, 2.86%, 5/15/29 (a)(b)	1,000	1,002,474
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 4/10/28 (a)	830	840,398
Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.11%, 1/12/30 (a)	1,154	1,156,005
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJA, 6.51%, 11/15/44 (b)	640	646,678
Series 2007-CD5, Class AMA, 6.51%, 11/15/44 (b)	775	781,480
Commercial Mortgage Trust:
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,753,265
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	299	294,276
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	1,380	1,399,641
Series 2014-UBS6, Class ASB, 3.39%, 10/12/47	1,110	1,153,780
Series 2015-CR23, Class A2, 2.85%, 5/10/48	3,740	3,818,533
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.29%, 12/15/34 (a)(b)	237	237,397
GS Mortgage Securities Trust, Series 2013-GC16, Class AAB, 3.81%, 11/10/46	1,500	1,582,384
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	4	4,134
Series 2006-LDP7, Class AM, 6.14%, 4/17/45 (b)	39	39,325
Series 2012-CBX, Class A4, 3.48%, 6/16/45	3,000	3,120,312
Series 2016-WPT, Class A, 2.61%, 10/15/33 (a)(b)	500	501,873
LB-UBS Commercial Mortgage Trust:
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	2,615	2,618,269
Series 2007-C7, Class AM, 6.41%, 9/15/45 (b)	1,350	1,367,556

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 3/15/45	$1,900	$1,957,217
Series 2014-CPT, Class A, 3.35%, 7/13/29 (a)	1,300	1,348,572
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	25	25,021
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	454	454,039
Series 2007-C33, Class AM, 6.17%, 2/15/51 (b)	610	609,424
Series 2007-C34, Class A1A, 5.61%, 5/15/46 (b)	414	413,734
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.51%, 6/15/29 (a)(b)	150	150,465

		28,717,364
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.93%, 9/15/48 (b)	5,042	241,388
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 1.13%, 5/10/48 (b)	2,585	133,059
Series 2015-LC21, Class XA, 1.00%, 7/10/48 (b)	6,418	280,432
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.98%, 1/15/49 (b)	996	111,820
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA, 0.95%, 6/15/46 (b)	9,399	331,721

		1,098,420
Total Non-Agency Mortgage-Backed Securities — 17.6%		32,888,987

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 3.8%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	319	342,231
Series 3986, Class M, 4.50%, 9/15/41	318	339,713
Series 4239, Class AB, 4.00%, 12/15/39	944	987,539
Series 4253, Class PA, 3.50%, 8/15/41	894	913,785
Series 4274, Class PN, 3.50%, 10/15/35	577	598,062
Series 4390, Class CA, 3.50%, 6/15/50	542	561,312
Series 4459, Class BN, 3.00%, 8/15/43	1,004	1,025,072
Series 4482, Class DH, 3.00%, 6/15/42	576	590,324
Series 4493, Class PA, 3.00%, 2/15/44	760	776,997
Series 4494, Class KA, 3.75%, 10/15/42	942	987,174

		7,122,209
Commercial Mortgage-Backed Securities — 1.6%
Freddie Mac, Series KP03, Class A2, 1.78%, 7/25/19	2,886	2,887,361

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	5

Schedule of Investments (continued)	Series S Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.25%, 1/25/22(b)	$1,321	$82,664
Freddie Mac, Series KW01, Class X1, 1.12%, 1/25/26(b)	2,113	135,511

		218,175
Mortgage-Backed Securities — 29.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 2/01/28-7/01/32(f)	14,622	14,700,147
2.72%, 7/01/43(b)(e)	2,208	2,257,390
2.88%, 7/01/44(b)(e)	1,410	1,450,068
2.90%, 10/01/45(b)(e)	3,023	3,091,072
3.00%, 7/01/32(f)	15,805	16,221,116
3.16%, 6/01/45(b)(e)	1,740	1,786,266
3.50%, 7/01/32(f)	8,110	8,438,202
4.00%, 7/01/32(f)	1,345	1,391,234
4.50%, 9/01/26	124	130,963
5.00%, 7/01/19-7/01/25(e)	404	414,071
Freddie Mac Mortgage-Backed Securities:
2.63%, 3/01/45(b)(e)	1,924	1,961,317
3.08%, 5/01/45(b)(e)	2,927	2,993,623
5.00%, 1/01/19-9/01/21	166	170,346
5.50%, 5/01/22	173	179,472

		55,185,287
Total U.S. Government Sponsored Agency Securities — 35.1%		65,413,032
Total Long-Term Investments Cost — $296,698,311) — 158.5%		295,582,565

Short-Term Securities	Shares	Value
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.76% (g)	3,896,954	$ 3,896,954
Total Short-Term Securities (Cost — $3,896,954) — 2.1%		3,896,954

Options Purchased
(Cost — $39,038) — 0.0%		28,958
Total Investments Before TBA Sale Commitments and Options Written (Cost — $300,634,303*) — 160.6%		299,508,477

TBA Sale Commitments (f)	Par (000)
Mortgage-Backed Securities — (4.4)%
Fannie Mae Mortgage-Backed Securities, 3.00%, 7/01/32	$8,000	(8,210,625)
Total TBA Sale Commitments (Proceeds — $8,241,250) — (4.4)%		(8,210,625)

Options Written
(Premiums Received — $ 83,300) — (0.0)%		(14,564)
Total Investments Net of TBA Sale Commitments and Options Written — 156.2%		291,283,288
Liabilities in Excess of Other Assets — (56.2)%		(104,766,785)

Net Assets — 100.0%		$186,516,503

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$292,410,032

Gross unrealized appreciation	$781,968
Gross unrealized depreciation	(1,894,148)

Net unrealized depreciation	$(1,112,180)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Barclays Capital, Inc.	$ 2,396,430	$ (5,831)
Citigroup Global Markets, Inc.	$ 804,156	$ (3,469)
Credit Suisse Securities (USA) LLC	$ 836,133	$(11,758)
Goldman Sachs & Co.	$13,679,442	$(33,451)
J.P. Morgan Securities LLC	$ 301,559	$ (691)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$12,588,188	$(60,132)
Morgan Stanley & Co. LLC	$ 301,559	$ (832)
Wells Fargo Securities, LLC	$ 1,306,754	$ (5,887)

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series S Portfolio

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.59%	1/25/17	Open	$1,061,200	$1,066,074	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	1/25/17	Open	1,184,375	1,189,815	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	2/03/17	Open	618,975	621,657	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	2/09/17	Open	1,175,000	1,179,888	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	2/24/17	Open	1,833,560	1,840,393	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	2/24/17	Open	942,499	946,012	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	2/24/17	Open	1,190,625	1,195,062	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/06/17	Open	987,525	990,920	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/10/17	Open	883,500	886,435	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/13/17	Open	730,050	732,412	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/13/17	Open	1,425,000	1,429,611	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/13/17	Open	581,250	583,131	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/13/17	Open	955,000	958,090	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/13/17	Open	760,000	762,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/13/17	Open	776,000	778,511	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/13/17	Open	1,776,500	1,782,248	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/13/17	Open	1,475,475	1,480,249	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/13/17	Open	1,627,500	1,632,766	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	3/21/17	Open	1,267,200	1,272,105	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/06/17	Open	2,172,650	2,179,767	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/06/17	Open	534,750	536,502	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/06/17	Open	661,500	663,667	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/06/17	Open	2,945,000	2,954,647	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/06/17	Open	2,147,925	2,154,961	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/06/17	Open	438,813	440,250	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/06/17	Open	557,775	559,602	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/06/17	Open	535,800	537,555	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	4/06/17	Open	321,110	322,162	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.60%	5/10/17	Open	1,090,530	1,092,657	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	5/15/17	Open	699,200	700,475	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	5/24/17	Open	571,200	572,050	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	5/24/17	Open	1,742,400	1,744,994	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	5/24/17	Open	960,000	961,429	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	5/24/17	Open	370,000	370,551	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	5/24/17	Open	580,125	580,989	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	662,400	662,869	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	6/15/17	Open	973,750	974,463	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	626,456	626,900	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	978,750	979,443	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	6/15/17	Open	915,563	916,233	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	502,838	503,194	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	6/15/17	Open	888,300	888,950	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	6/15/17	Open	475,000	475,336	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	6/15/17	Open	883,125	883,771	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	6/15/17	Open	489,375	489,733	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.55%	6/15/17	Open	948,750	949,444	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/19/17	Open	463,750	464,016	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	1.34%	6/20/17	7/20/17	13,387,000	13,392,980	U.S. Government Sponsored Agency Securities	Up to 30 days
RBC Capital Markets, LLC	1.59%	6/21/17	Open	1,192,250	1,192,829	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/21/17	Open	1,925,760	1,926,696	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/21/17	Open	382,725	382,911	Corporate Bonds	Open/Demand

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	7

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.59%	6/21/17	Open	$ 1,203,325	$1,203,910	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/21/17	Open	1,252,688	1,253,296	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/21/17	Open	1,935,000	1,935,940	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/29/17	Open	2,108,188	2,108,467	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/29/17	Open	1,597,110	1,597,322	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/29/17	Open	960,000	960,127	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/29/17	Open	1,048,100	1,048,285	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/29/17	Open	1,022,175	1,022,356	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/29/17	Open	666,225	666,343	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/29/17	Open	892,925	893,083	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/29/17	Open	1,190,625	1,190,835	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.59%	6/29/17	Open	1,359,338	1,359,578	Corporate Bonds	Open/Demand
Total				$78,511,503	$78,649,406

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(88)	U.S. Treasury Notes (10 Year)	September 2017	$11,046,750	$ 15,900
110	U.S. Treasury Notes (2 Year)	September 2017	$23,772,032	(21,260)
(407)	U.S. Treasury Notes (5 Year)	September 2017	$47,959,227	117,077
(42)	U.S. Ultra Treasury Bonds (10 Year)	September 2017	$5,662,125	40,395
Total				$152,112

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
5-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	1/18/22	$1,735	$28,958

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.40%	Pay	6-month LIBOR	1/18/18	$19,600	$(11,393)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	2.40%	Receive	6-month LIBOR	1/18/18	$19,600	(3,171)
Total								$(14,564)

8	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Schedule of Investments (continued)	Series S Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.93%[1]	3-month LIBOR	N/A	8/05/18	$22,000	$ (83,106)
1.49%[1]	3-month LIBOR	N/A	1/20/19	$12,230	43,142
1.51%[1]	3-month LIBOR	N/A	4/21/19	$20,000	(8,974)
1.22%[2]	3-month LIBOR	N/A	5/18/21	$10,000	230,895
1.30%[2]	3-month LIBOR	N/A	5/20/21	$10,000	200,258
1.95%[2]	3-month LIBOR	N/A	1/20/22	$5,080	(41,853)
2.70%[1]	3-month LIBOR	1/20/22[3]	1/20/27	$580	2,595
Total					$342,957

[1]	The Fund pays the floating rate and receives the fixed rate.

[2]	The Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.IG.27.V1	1.00%	12/20/21	BBB+	$8,220	$50,124
CDX.NA.IG.28.V1	1.00%	6/20/22	BBB+	$2,000	3,558
Total					$53,682

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017	9

Schedule of Investments (concluded)	Series S Portfolio

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$69,677,741	$4,956,266	$74,634,007
Corporate Bonds[1]	—	121,209,271	—	121,209,271
Capital Trusts[1]	—	1,437,268	—	1,437,268
Non-Agency Mortgage-Backed Securities	—	32,888,987	—	32,888,987
U.S. Government Sponsored Agency Securities	—	65,413,032	—	65,413,032
Short-Term Securities	$3,896,954	—	—	3,896,954
Options Purchased:
Interest rate contracts	—	28,958	—	28,958
Liabilities:
Investments:
TBA Sale Commitments	—	(8,210,625)	—	(8,210,625)

Total	$3,896,954	$282,444,632	$4,956,266	$291,297,852

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$53,682	—	$53,682
Interest rate contracts	$173,372	476,890	—	650,262
Liabilities:
Interest rate contracts	(21,260)	(148,497)	—	(169,757)
Total	$152,112	$382,075	—	$534,187

[1]	See above Schedule of Investments for values in each industry.

[2]

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $78,649,406 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Asset-Backed Securities
Opening Balance, as of March 31, 2017	$4,350,000
Transfers into Level 3	609,659
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(3,393)
Purchases	—
Sales	—

Closing Balance, as of June 30, 2017	$4,956,266

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[1]	$(3,393)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

10	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: August 22, 2017